UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Annual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Treasury Only Portfolio
Class I
Actual	$ 1,000.00	$ 1,024.60	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,023.80	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,023.30	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,024.30	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Treasury Portfolio
Class I
Actual	$ 1,000.00	$ 1,025.80	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,025.00	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,024.50	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,025.50	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Government Portfolio
Class I
Actual	$ 1,000.00	$ 1,025.90	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,025.20	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,024.70	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,025.70	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Prime Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,026.20	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,025.40	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,024.90	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,025.90	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,026.30	$ .91
HypotheticalA	$ 1,000.00	$ 1,024.03	$ .91
Class II
Actual	$ 1,000.00	$ 1,025.50	$ 1.67
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66
Class III
Actual	$ 1,000.00	$ 1,025.00	$ 2.17
HypotheticalA	$ 1,000.00	$ 1,022.79	$ 2.17
Select Class
Actual	$ 1,000.00	$ 1,026.00	$ 1.16
HypotheticalA	$ 1,000.00	$ 1,023.78	$ 1.16
Tax-Exempt Portfolio
Class I
Actual	$ 1,000.00	$ 1,017.20	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,016.40	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,015.90	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,016.90	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26

A 5% return per year before expenses

Annual Report

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Treasury Only Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Treasury Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Government Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Prime Money Market Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Money Market Portfolio
Class I	.18%
Class II	.33%
Class III	.43%
Select Class	.23%
Tax-Exempt Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%

Annual Report

Treasury Only Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/07	% of fund's investments 9/30/06	% of fund's investments 3/31/06
0 - 30	23.0	23.9	28.2
31 - 90	56.3	48.6	66.4
91 - 180	20.7	27.5	5.4
Weighted Average Maturity
	3/31/07	9/30/06	3/31/06
Treasury Only Portfolio	62 Days	64 Days	51 Days
All Taxable Money Market Funds Average*	40 Days	41 Days	38 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
U.S. Treasury Obligations 100.0%	U.S. Treasury Obligations 96.8%
Net Other Assets 0.0%	Net Other Assets 3.2%

*Source: iMoneyNet, Inc.

Annual Report

Treasury Only Portfolio

Investments March 31, 2007

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 80.0%
4/5/07 to 8/16/07	4.96 to 5.17%	$ 1,482,287	$ 1,470,232
U.S. Treasury Notes - 20.0%
5/15/07 to 8/15/07	5.03 to 5.11	369,105	367,810
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,838,042)	1,838,042
NET OTHER ASSETS - 0.0%	479
NET ASSETS - 100%	$ 1,838,521
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At March 31, 2007, the fund had a capital loss carryforward of approximately $406,000 of which $20,000, $142,000, $184,000 and $60,000 will expire on March 31, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,838,042)		$ 1,838,042
Receivable for fund shares sold		370
Interest receivable		4,098
Prepaid expenses		5
Receivable from investment adviser for expense reductions		21
Total assets		1,842,536

Liabilities
Payable for fund shares redeemed	$ 448
Distributions payable	3,121
Accrued management fee	289
Distribution fees payable	72
Other affiliated payables	40
Other payables and accrued expenses	45
Total liabilities		4,015

Net Assets		$ 1,838,521
Net Assets consist of:
Paid in capital		$ 1,838,813
Undistributed net investment income		6
Accumulated undistributed net realized gain (loss) on investments		(298)
Net Assets		$ 1,838,521
Class I: Net Asset Value, offering price and redemption price per share ($1,425,356 ÷ 1,425,291 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($209,597 ÷ 209,639 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($187,032 ÷ 187,013 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($16,536 ÷ 16,538 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2007

Investment Income
Interest		$ 74,825

Expenses
Management fee	$ 3,009
Transfer agent fees	261
Distribution fees	690
Accounting fees and expenses	163
Custodian fees and expenses	24
Independent trustees' compensation	5
Registration fees	65
Audit	43
Legal	4
Miscellaneous	8
Total expenses before reductions	4,272
Expense reductions	(582)	3,690
Net investment income		71,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32
Net increase in net assets resulting from operations		$ 71,167

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 71,135	$ 37,986
Net realized gain (loss)	32	(8)
Net increase in net assets resulting from operations	71,167	37,978
Distributions to shareholders from net investment income	(71,136)	(37,981)
Share transactions - net increase (decrease)	529,584	205,080
Total increase (decrease) in net assets	529,615	205,077

Net Assets
Beginning of period	1,308,906	1,103,829
End of period (including undistributed net investment income of $6 and undistributed net investment income of $7, respectively)	$ 1,838,521	$ 1,308,906

Financial Highlights - Class I

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.048	.033	.014	.009	.015
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.048	.033	.014	.009	.015
Distributions from net investment income	(.048)	(.033)	(.014)	(.009)	(.015)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	(.048)	(.033)	(.014)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.87%	3.33%	1.45%	.89%	1.50%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	4.78%	3.30%	1.43%	.89%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 1,425	$ 1,055	$ 835	$ 982	$ 1,175

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.046	.031	.013	.007	.013
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.046	.031	.013	.007	.013
Distributions from net investment income	(.046)	(.031)	(.013)	(.007)	(.013)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	(.046)	(.031)	(.013)	(.007)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.71%	3.18%	1.30%	.74%	1.34%
Ratios to Average Net Assets B
Expenses before reductions	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	4.63%	3.15%	1.28%	.74%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 210	$ 102	$ 121	$ 119	$ 225

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.045	.030	.012	.006	.012
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.045	.030	.012	.006	.012
Distributions from net investment income	(.045)	(.030)	(.012)	(.006)	(.012)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	(.045)	(.030)	(.012)	(.006)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.61%	3.07%	1.20%	.64%	1.25%
Ratios to Average Net Assets B
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	4.53%	3.05%	1.18%	.64%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 187	$ 120	$ 135	$ 126	$ 134

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.047	.032	.014	.008	.014
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.047	.032	.014	.008	.014
Distributions from net investment income	(.047)	(.032)	(.014)	(.008)	(.014)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	(.047)	(.032)	(.014)	(.008)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.81%	3.28%	1.40%	.84%	1.45%
Ratios to Average Net Assets B
Expenses before reductions	.29%	.29%	.29%	.28%	.29%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	4.73%	3.25%	1.38%	.84%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,536	$ 32,814	$ 11,661	$ 6,090	$ 14,598

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/07	% of fund's investments 9/30/06	% of fund's investments 3/31/06
0 - 30	100.0	100.0	91.7
31 - 90	0.0	0.0	2.1
91 - 180	0.0	0.0	5.0
181 - 397	0.0	0.0	1.2
Weighted Average Maturity
	3/31/07	9/30/06	3/31/06
Treasury Portfolio	9 Days	13 Days	14 Days
All Taxable Money Market Funds Average*	40 Days	41 Days	38 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Repurchase Agreements 100.1%	Repurchase Agreements 100.1%
Net Other Assets** (0.1)%	Net Other Assets** (0.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Treasury Portfolio

Investments March 31, 2007

Showing Percentage of Net Assets

Repurchase Agreements - 100.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
5.17% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) #	$ 8,466,022	$ 8,462,377
5.23% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) #	278,187	278,066
With:
Barclays Capital, Inc. At 5.22%, dated 1/5/07 due 7/5/07 (Collateralized by U.S. Treasury Obligations valued at $194,989,209, 0% - 4.63%, 9/20/07 - 10/31/11)	194,987	190,000
Merrill Lynch Government Securities, Inc. At 5.22%, dated 1/31/07 due 4/30/07 (Collateralized by U.S. Treasury Obligations valued at $316,806,223, 3.63% - 5%, 3/31/08 - 5/15/13)	311,975	308,000
Morgan Stanley & Co., Inc. At 5.2%, dated 1/3/07 due 7/3/07 (Collateralized by U.S. Treasury Obligations valued at $118,805,383, 1.88%, 7/15/15)	118,007	115,000
UBS Warburg LLC At 5.23%, dated:
10/10/06 due 4/9/07 (Collateralized by U.S. Treasury Obligations valued at $206,786,564, 0% - 4%, 11/15/12 - 2/15/30)	200,128	195,000
11/9/06 due 5/8/07 (Collateralized by U.S. Treasury Obligations valued at $185,199,263, 0% - 8.88%, 11/15/12 - 2/15/29)	179,576	175,000
1/12/07 due 10/9/07 (Collateralized by U.S. Treasury Obligations valued at $99,829,686, 0% - 4%, 11/15/12 - 8/15/28)	98,726	95,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,818,443)	9,818,443
NET OTHER ASSETS - (0.1)%	(13,350)
NET ASSETS - 100%	$ 9,805,093
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$8,462,377,000 due 4/02/07 at 5.17%
BNP Paribas Securities Corp.	$ 1,485,167
Barclays Capital, Inc.	454,190
Bear Stearns & Co., Inc.	1,675,292
Deutsche Bank Securities, Inc.	595,660
HSBC Securities (USA), Inc.	1,093,213
J.P. Morgan Securities, Inc.	372,287
Merrill Lynch Government Securities, Inc.	1,675,293
Morgan Stanley & Co., Inc.	1,111,275
$ 8,462,377
$278,066,000 due 4/02/07 at 5.23%
BNP Paribas Securities Corp.	$ 80,883
Banc of America Securities LLC	28,063
Barclays Capital, Inc.	95,590
Deutsche Bank Securities, Inc.	73,530
$ 278,066
Income Tax Information

At March 31, 2007, the fund had a capital loss carryforward of approximately $661,000 of which $32,000, $191,000, $259,000, $178,000 and $1,000 will expire on March 31, 2010, 2011, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $9,818,443) - See accompanying schedule: Unaffiliated issuers (cost $9,818,443)		$ 9,818,443
Receivable for fund shares sold		1,112
Interest receivable		18,649
Prepaid expenses		31
Receivable from investment adviser for expense reductions		55
Total assets		9,838,290

Liabilities
Payable for fund shares redeemed	$ 375
Distributions payable	30,155
Accrued management fee	1,603
Distribution fees payable	794
Other affiliated payables	212
Other payables and accrued expenses	58
Total liabilities		33,197

Net Assets		$ 9,805,093
Net Assets consist of:
Paid in capital		$ 9,805,698
Undistributed net investment income		56
Accumulated undistributed net realized gain (loss) on investments		(661)
Net Assets		$ 9,805,093
Class I: Net Asset Value, offering price and redemption price per share ($5,491,394 ÷ 5,491,053 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($355,185 ÷ 355,034 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,662,849 ÷ 3,663,470 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($295,665 ÷ 295,677 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2007

Investment Income
Interest		$ 477,765

Expenses
Management fee	$ 18,348
Transfer agent fees	1,494
Distribution fees	9,457
Accounting fees and expenses	785
Custodian fees and expenses	4
Independent trustees' compensation	32
Registration fees	137
Audit	76
Legal	27
Miscellaneous	53
Total expenses before reductions	30,413
Expense reductions	(2,624)	27,789
Net investment income		449,976
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1)
Net increase in net assets resulting from operations		$ 449,975

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 449,976	$ 282,253
Net realized gain (loss)	(1)	(4)
Net increase in net assets resulting from operations	449,975	282,249
Distributions to shareholders from net investment income	(449,972)	(282,242)
Share transactions - net increase (decrease)	1,607,579	(852,279)
Total increase (decrease) in net assets	1,607,582	(852,272)

Net Assets
Beginning of period	8,197,511	9,049,783
End of period (including undistributed net investment income of $56 and undistributed net investment income of $52, respectively)	$ 9,805,093	$ 8,197,511

Financial Highlights - Class I

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.050	.035	.015	.009	.015
Distributions from net investment income	(.050)	(.035)	(.015)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.11%	3.55%	1.50%	.91%	1.47%
Ratios to Average Net Assets B
Expenses before reductions	.23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	5.01%	3.51%	1.48%	.90%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 5,491	$ 4,297	$ 5,348	$ 4,567	$ 5,082

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.048	.033	.013	.008	.013
Distributions from net investment income	(.048)	(.033)	(.013)	(.008)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.96%	3.39%	1.35%	.76%	1.32%
Ratios to Average Net Assets B
Expenses before reductions	.39%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	4.86%	3.36%	1.33%	.75%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$ 355	$ 331	$ 180	$ 231	$ 274

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.047	.032	.012	.007	.012
Distributions from net investment income	(.047)	(.032)	(.012)	(.007)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.85%	3.29%	1.25%	.66%	1.22%
Ratios to Average Net Assets B
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	4.76%	3.26%	1.23%	.65%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 3,663	$ 3,299	$ 3,439	$ 4,132	$ 3,938

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.049	.034	.014	.009	.014
Distributions from net investment income	(.049)	(.034)	(.014)	(.009)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.06%	3.49%	1.45%	.86%	1.42%
Ratios to Average Net Assets B
Expenses before reductions	.28%	.28%	.29%	.28%	.28%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	4.96%	3.46%	1.43%	.85%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295,665	$ 269,836	$ 82,134	$ 101,421	$ 2,223

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/07	% of fund's investments 9/30/06	% of fund's investments 3/31/06
0 - 30	95.3	84.0	72.9
31 - 90	1.3	6.7	16.6
91 - 180	0.0	4.6	5.5
181 - 397	3.4	4.7	5.0
Weighted Average Maturity
	3/31/07	9/30/06	3/31/06
Government Portfolio	31 Days	36 Days	34 Days
All Taxable Money Market Funds Average*	40 Days	41 Days	38 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Federal Agency Issues 6.5%	Federal Agency Issues 16.8%
Repurchase Agreements 93.4%	Repurchase Agreements 84.4%
Net Other Assets 0.1%	Net Other Assets** (1.2)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Government Portfolio

Investments March 31, 2007

Showing Percentage of Net Assets

Federal Agencies - 6.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 5.0%
4/2/07 to 3/17/08	5.19 to 5.34% (b)	$ 356,205	$ 356,124
			356,124
Freddie Mac - 1.5%
1/7/08 to 3/14/08	5.25 to 5.32	104,000	102,598
			102,598
TOTAL FEDERAL AGENCIES			458,722
Repurchase Agreements - 93.4%
	Maturity Amount (000s)
In a joint trading account at:
5.41% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) #	$ 5,305,830	5,303,437
5.42% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) #	114,163	114,111
With:
Barclays Capital, Inc. At 5.29%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $226,440,000, 4% - 6.5%, 7/1/18 - 4/1/37) (b)(c)	233,776	222,000
CS First Boston Corp. At 5.21%, dated 12/5/06 due 6/5/07 (Collateralized by Mortgage Loan Obligations valued at $51,368,495, 4.5% - 6.5%, 2/19/12 - 4/25/37)	50,291	49,000
Deutsche Bank Securities, Inc. At:
5.21%, dated 3/16/07 due 12/17/07 (Collateralized by Mortgage Loan Obligations valued at $105,060,000, 5.15% - 6.69%, 12/1/09 - 9/1/36)	107,114	103,000
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by Mortgage Loan Obligations valued at $47,940,001, 4.79% - 6.5%, 3/1/17 - 9/1/36)	48,882	47,000
5.28%, dated 12/11/06 due 6/11/07 (Collateralized by Mortgage Loan Obligations valued at $71,400,000, 4.58% - 6.86%, 1/1/19 - 3/1/37)	71,867	70,000
5.34%, dated 10/25/06 due 4/25/07 (Collateralized by Mortgage Loan Obligations valued at $117,300,001, 3.56% - 6.89%, 9/1/32 - 7/1/36)	118,105	115,000

	Maturity Amount (000s)	Value (000s)
Merrill Lynch Government Securities, Inc. At 5.28%, dated 10/4/06 due 4/4/07 (Collateralized by Mortgage Loan Obligations valued at $146,890,373, 0% - 6.5%, 4/18/28 - 2/15/37)	$ 142,710	$ 139,000
Morgan Stanley & Co., Inc. At:
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by Mortgage Loan Obligations valued at $72,758,567, 5.5% - 6.21%, 2/1/36 - 7/1/36)	73,863	71,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by Mortgage Loan Obligations valued at $77,886,620, 5.5% - 6.5%, 12/1/21 - 7/1/36)	79,054	76,000
UBS Warburg LLC At:
5.25%, dated 1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $73,133,730, 5.72% - 6.07%, 1/15/34 - 6/25/36)	74,779	71,000
5.26%, dated 3/9/07 due 9/5/07 (Collateralized by Mortgage Loan Obligations valued at $70,041,832, 5.67% - 5.77%, 1/15/34 - 6/25/36)	69,788	68,000
5.28%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $149,350,284, 5.65% - 6.22%, 7/15/31 - 10/25/35) (b)(c)	152,720	145,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by Mortgage Loan Obligations valued at $46,352,951, 5.68%, 3/25/37)	47,025	45,000
TOTAL REPURCHASE AGREEMENTS		6,638,548
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,097,270)	7,097,270
NET OTHER ASSETS - 0.1%	9,079
NET ASSETS - 100%	$ 7,106,349
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,303,437,000 due 4/02/07 at 5.41%
Bank of America, NA	$ 1,343,246
Barclays Capital, Inc.	1,343,246
Bear Stearns & Co., Inc.	1,343,246
Greenwich Capital Markets, Inc.	223,874
HSBC Securities (USA), Inc.	447,749
UBS Securities LLC	602,076
$ 5,303,437
$114,111,000 due 4/02/07 at 5.42%
Banc of America Securities LLC	$ 16,727
Citigroup Global Markets, Inc.	30,413
Lehman Brothers, Inc.	50,244
UBS Securities LLC	16,727
$ 114,111
Income Tax Information

At March 31, 2007, the fund had a capital loss carryforward of approximately $702,000 of which $55,000, $191,000, $308,000 and $148,000 will expire on March 31, 2011, 2012, 2013 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $6,638,548) - See accompanying schedule: Unaffiliated issuers (cost $7,097,270)		$ 7,097,270
Receivable for fund shares sold		2,164
Interest receivable		24,136
Prepaid expenses		24
Receivable from investment adviser for expense reductions		134
Other receivables		90
Total assets		7,123,818

Liabilities
Payable to custodian bank	$ 1,176
Payable for fund shares redeemed	205
Distributions payable	14,355
Accrued management fee	1,204
Distribution fees payable	249
Other affiliated payables	155
Other payables and accrued expenses	125
Total liabilities		17,469

Net Assets		$ 7,106,349
Net Assets consist of:
Paid in capital		$ 7,107,103
Distributions in excess of net investment income		(52)
Accumulated undistributed net realized gain (loss) on investments		(702)
Net Assets		$ 7,106,349
Class I: Net Asset Value, offering price and redemption price per share ($5,711,230 ÷ 5,711,316 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($535,914 ÷ 535,854 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($813,802 ÷ 813,737 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($45,403 ÷ 45,416 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2007

Investment Income
Interest		$ 369,510

Expenses
Management fee	$ 14,089
Transfer agent fees	1,191
Distribution fees	2,694
Accounting fees and expenses	614
Custodian fees and expenses	20
Independent trustees' compensation	24
Appreciation in deferred trustee compensation account	2
Registration fees	102
Audit	67
Legal	21
Interest	173
Miscellaneous	43
Total expenses before reductions	19,040
Expense reductions	(2,079)	16,961
Net investment income		352,549
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(147)
Net increase in net assets resulting from operations		$ 352,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 352,549	$ 235,121
Net realized gain (loss)	(147)	230
Net increase in net assets resulting from operations	352,402	235,351
Distributions to shareholders from net investment income	(352,542)	(235,235)
Share transactions - net increase (decrease)	160,796	236,077
Total increase (decrease) in net assets	160,656	236,193

Net Assets
Beginning of period	6,945,693	6,709,500
End of period (including distributions in excess of net investment income of $52 and distributions in excess of net investment income of $59, respectively)	$ 7,106,349	$ 6,945,693

Financial Highlights - Class I

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.050	.036	.016	.010	.015
Distributions from net investment income	(.050)	(.036)	(.016)	(.010)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.15%	3.62%	1.58%	.97%	1.53%
Ratios to Average Net Assets B
Expenses before reductions	.23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	5.04%	3.55%	1.53%	.98%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 5,711	$ 5,257	$ 5,590	$ 6,024	$ 7,928

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.049	.034	.014	.008	.014
Distributions from net investment income	(.049)	(.034)	(.014)	(.008)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.00%	3.47%	1.43%	.82%	1.38%
Ratios to Average Net Assets B
Expenses before reductions	.39%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	4.89%	3.40%	1.38%	.83%	1.37%
Supplemental Data
Net assets, end of period (in millions)	$ 536	$ 933	$ 499	$ 859	$ 917

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.048	.033	.013	.007	.013
Distributions from net investment income	(.048)	(.033)	(.013)	(.007)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.89%	3.36%	1.32%	.72%	1.27%
Ratios to Average Net Assets B
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	4.79%	3.30%	1.28%	.73%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 814	$ 727	$ 572	$ 1,109	$ 866

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.050	.035	.015	.009	.015
Distributions from net investment income	(.050)	(.035)	(.015)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.10%	3.57%	1.53%	.92%	1.47%
Ratios to Average Net Assets B
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	4.99%	3.50%	1.48%	.92%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,403	$ 28,691	$ 49,025	$ 38,785	$ 272,495

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/07	% of fund's investments 9/30/06	% of fund's investments 3/31/06
0 - 30	63.6	57.7	67.6
31 - 90	21.0	27.3	21.8
91 - 180	5.9	8.6	2.9
181 - 397	9.5	6.4	7.7
Weighted Average Maturity
	3/31/07	9/30/06	3/31/06
Prime Money Market Portfolio	51 Days	51 Days	40 Days
All Taxable Money Market Funds Average*	40 Days	41 Days	38 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Corporate Bonds 2.0%	Corporate Bonds 0.6%
Commercial Paper 11.0%	Commercial Paper 13.2%
Bank CDs, BAs, TDs, and Notes 62.5%	Bank CDs, BAs, TDs, and Notes 65.2%
Government Securities 0.7%	Government Securities 2.4%
Repurchase Agreements 24.8%	Repurchase Agreements 18.8%
Net Other Assets** (1.0)%	Net Other Assets** (0.2)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2007

Showing Percentage of Net Assets

Certificates of Deposit - 25.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
American Express Centurion Bank
6/21/07	5.35%	$ 48,000	$ 48,000
London Branch, Eurodollar, Foreign Banks - 5.4%
Credit Agricole SA
4/18/07	5.36	75,000	75,000
Credit Industriel et Commercial
4/10/07 to 7/30/07	5.25 to 5.37	220,000	220,000
HBOS Treasury Services PLC
5/8/07 to 5/23/07	5.36	85,000	85,000
Landesbank Hessen-Thuringen
4/17/07 to 9/17/07	5.36 to 5.37	180,000	180,000
Societe Generale
4/17/07 to 1/3/08	5.30 to 5.35	181,000	181,000
			741,000
New York Branch, Yankee Dollar, Foreign Banks - 19.7%
Bank Tokyo-Mitsubishi UFJ Ltd.
4/3/07 to 8/8/07	5.30 to 5.36	307,000	307,000
Barclays Bank PLC
4/16/08	5.35	50,000	50,000
BNP Paribas SA
4/17/07 to 10/2/07	5.30 to 5.45	290,000	290,000
Canadian Imperial Bank of Commerce
4/23/07	5.32 (d)	170,000	170,000
Credit Suisse First Boston
4/23/07 to 6/15/07	5.32 to 5.34 (d)	500,000	500,000
Credit Suisse Group
6/4/07	5.40 to 5.43	179,000	179,000
Deutsche Bank AG
6/4/07 to 11/21/07	5.40 to 5.41 (d)	204,000	204,000
Fortis Banque SA
6/26/07	5.33	69,000	69,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	165,000	165,000
Landesbank Baden-Wuert
4/13/07	5.35	51,000	51,000
Mizuho Corporate Bank Ltd.
4/16/07 to 5/14/07	5.32 to 5.34	59,000	59,000
Natexis Banques Populaires NY CD
12/12/07 to 1/29/08	5.40 to 5.45	420,000	420,000
Societe Generale
4/2/08	5.36	66,000	66,000
Sumitomo Mitsui Banking Corp.
4/2/07 to 4/20/07	5.30 to 5.38	164,600	164,600
			2,694,600
TOTAL CERTIFICATES OF DEPOSIT			3,483,600
Commercial Paper - 10.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Aquifer Funding LLC
4/3/07 to 4/5/07	5.30 to 5.31%	$ 155,000	$ 154,919
Bank of America Corp.
6/4/07	5.35	20,000	19,814
Bavaria TRR Corp.
4/12/07	5.32	21,000	20,966
Capital One Multi-Asset Execution Trust
5/3/07 to 6/14/07	5.32	42,500	42,210
Citigroup Funding, Inc.
5/3/07 to 5/8/07	5.34 to 5.35	55,000	54,717
Davis Square Funding III (Delaware) Corp.
4/10/07 to 4/13/07	5.32	68,000	67,898
Davis Square Funding V Corp.
4/4/07	5.31	60,000	59,974
FCAR Owner Trust
5/15/07	5.30	25,000	24,840
Giro Funding US Corp.
4/30/07 to 5/3/07	5.34	46,000	45,794
Grampian Funding LLC
4/10/07 to 7/9/07	5.34 to 5.35	226,000	223,408
Harrier Finance Funding LLC
6/14/07 to 6/27/07	5.33 to 5.35 (b)	98,000	96,856
Liberty Harbour II CDO Ltd./LLC
4/5/07 to 5/25/07	5.31 to 5.35 (b)	55,000	54,736
Liberty Street Funding Corp.
4/2/07	5.31	20,000	19,997
Monument Gardens Funding
4/27/07 to 5/14/07	5.33	41,000	40,816
Motown Notes Program
5/7/07 to 6/21/07	5.35 to 5.37	52,000	51,513
Nelnet Student Funding Ext CP LLC
4/9/07 to 5/8/07	5.30 to 5.34	99,369	99,224
Paradigm Funding LLC
7/24/07 to 8/10/07	5.35 to 5.36	75,000	73,701
Park Granada LLC
4/10/07 to 4/13/07	5.32 to 5.33	13,000	12,981
Park Sienna LLC
4/13/07 to 8/31/07	5.28 to 5.34	78,321	77,104
Stratford Receivables Co. LLC
4/11/07 to 5/15/07	5.31 to 5.34	189,598	189,183
UniCredito Italiano Bank (Ireland) PLC
4/10/07 to 4/16/07	5.35 to 5.36	60,000	59,900
TOTAL COMMERCIAL PAPER			1,490,551
Federal Agencies - 0.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 0.7%
3/17/08	5.39%	$ 100,000	$ 100,000
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
4/16/07	5.32 (d)	11,000	11,000
Master Notes - 2.9%

Asset Funding Co. III LLC
4/5/07	5.38 to 5.39 (d)(f)	148,000	148,000
Bear Stearns & Co., Inc.
9/26/07	5.38 (d)	69,000	69,000
Goldman Sachs Group, Inc.
5/30/07	5.41 (d)(f)	71,000	71,000
Lehman Brothers Holdings, Inc.
4/11/07 to 7/30/07	5.43 to 5.59 (d)(f)	50,000	50,000
Lehman Commercial Paper, Inc.
4/3/07	5.46 (d)(f)	53,000	53,000
TOTAL MASTER NOTES			391,000
Medium-Term Notes - 31.7%

AIG Matched Funding Corp.
5/15/07	5.35 (d)	127,000	127,000
5/15/07 to 11/15/07	5.35 to 5.37 (b)(d)	145,000	145,000
Allstate Life Global Funding II
4/10/07 to 4/27/07	5.33 to 5.40 (b)(d)	31,000	31,000
American Express Credit Corp.
4/5/07	5.42 (d)	95,000	95,010
ASIF Global Financing XXX
4/23/07	5.34 (b)(d)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
4/23/07	5.32 (b)(d)	26,000	26,000
Banesto SA
7/18/07	5.33 (b)(c)(d)	70,000	70,000
Banque Federative du Credit Mutuel (BFCM)
4/13/07	5.32 (b)(d)	115,000	115,000
Bayerische Landesbank Girozentrale
4/16/07 to 5/21/07	5.37 to 5.40 (d)	135,000	135,000
BMW U.S. Capital LLC
4/16/07	5.32 (d)	16,000	16,000
BNP Paribas SA
4/26/07	5.31 (b)(d)	67,400	67,400
Caja Madrid SA
4/19/07	5.36 (d)	37,000	37,000
Calyon New York Branch
4/2/07	5.26 (d)	55,000	54,995

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
CIT Group, Inc.
6/20/07	5.58% (d)	$ 7,000	$ 7,008
Commonwealth Bank of Australia
4/24/07	5.32 (d)	26,000	26,000
Credit Agricole SA
6/22/07	5.32 (b)(d)	126,000	126,000
Cullinan Finance Corp.
5/27/07 to 6/25/07	5.32 to 5.46 (b)(d)	136,000	135,991
Cullinan Finance Ltd./Corp. MTN 144A
10/15/07	5.41 (b)	38,000	38,000
Danske Bank A/S
4/20/07	5.29 (b)(d)	100,000	99,989
DnB NOR Bank ASA
4/26/07	5.31 (b)(d)	205,000	205,000
General Electric Capital Corp.
4/10/07 to 4/17/07	5.36 to 5.45 (d)	377,500	377,536
Genworth Life Insurance Co.
4/2/07	5.40 (d)(f)	15,000	15,000
Harrier Finance Funding LLC
4/11/07 to 6/28/07	5.31 to 5.34 (b)(d)	32,000	31,998
Hartford Life Global Funding Trust
4/16/07	5.36 (d)	35,000	35,000
HSBC Finance Corp.
4/24/07	5.37 (d)	37,000	37,000
HSBC USA, Inc.
4/16/07	5.32 (d)	45,000	45,000
HSH Nordbank AG
4/23/07	5.35 (b)(d)	36,000	36,000
ING USA Annuity & Life Insurance Co.
6/25/07	5.44 (d)(f)	18,000	18,000
Intesa Bank Ireland PLC
4/26/07	5.32 (b)(d)	170,000	170,000
K2 (USA) LLC
6/11/07	5.30 (b)(d)	35,000	34,998
Kestrel Funding PLC US LLC 144A
4/2/07	5.34 (b)(d)	9,000	9,000
Merrill Lynch & Co., Inc.
4/4/07 to 4/16/07	5.33 to 5.57 (d)	193,000	193,086
Metropolitan Life Global Funding I
4/9/07 to 4/30/07	5.36 to 5.42 (b)(d)	39,087	39,087
Monumental Global Funding III
6/20/07	5.33 (b)(d)	25,000	25,000
Morgan Stanley
4/2/07 to 6/7/07	5.36 to 5.47 (d)	313,565	313,595
National Rural Utils. Coop. Finance Corp.
4/5/07	5.30 (d)	5,000	5,000
Pacific Life Global Funding
4/13/07	5.37 (d)	5,000	5,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
4/5/07	5.37% (b)(d)	$ 22,500	$ 22,500
RACERS
4/23/07	5.34 (b)(d)	65,000	65,000
Royal Bank of Scotland PLC
4/23/07	5.31 (b)(d)	85,000	85,000
Security Life of Denver Insurance Co.
5/29/07	5.45 (d)(f)	14,000	14,000
Sigma Finance, Inc.
4/16/07 to 6/11/07	5.30 to 5.32 (b)(d)	105,000	104,996
Skandinaviska Enskilda Banken AB
6/8/07 to 6/22/07	5.32 (d)	153,000	152,979
SLM Corp.
4/20/07	5.33 (b)(d)	12,000	12,000
Societe Generale
4/2/07	5.31 (b)(d)	76,000	76,000
Southern Co.
6/20/07	5.36 (d)	10,000	10,000
UniCredito Italiano Bank (Ireland) PLC
4/16/07	5.33 (b)(d)	142,000	142,000
4/30/07	5.29 (d)	65,000	64,997
UniCredito Italiano Spa, New York
5/20/07 to 6/4/07	5.33 to 5.35 (d)	65,000	64,995
Wachovia Asset Securitization Issuance LLC
4/25/07	5.31 (b)(d)	6,779	6,779
Washington Mutual Bank
5/16/07 to 6/26/07	5.34 to 5.40 (d)	157,000	157,006
Washington Mutual Bank FA
4/20/07	5.30 (d)	51,000	51,000
4/30/07	5.34 (b)(d)	81,000	81,000
Wells Fargo & Co.
4/2/07 to 4/16/07	5.33 to 5.38 (d)	120,000	120,000
WestLB AG
4/10/07 to 6/29/07	5.38 to 5.40 (b)(d)	92,000	92,000
Westpac Banking Corp.
6/11/07	5.40 (d)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			4,334,945
Short-Term Notes - 1.6%

Hartford Life Insurance Co.
6/1/07	5.51 (d)(f)	25,000	25,000
Jackson National Life Insurance Co.
4/1/07	5.41 (d)(f)	10,000	10,000
Metropolitan Life Insurance Co.
4/2/07	5.48 (d)(f)	30,000	30,000
Monumental Life Insurance Co.
4/2/07	5.46 to 5.49 (d)(f)	20,000	20,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Life Insurance Co.
4/1/07	5.44% (d)(f)	$ 95,000	$ 95,000
Transamerica Occidental Life Insurance Co.
5/1/07	5.53 (d)(f)	35,000	35,000
TOTAL SHORT-TERM NOTES			215,000
Asset-Backed Securities - 2.0%

Aardvark ABS CDO
2/6/08	5.40 (b)(d)	60,000	60,000
Master Funding Trust I
4/25/07 to 9/25/07	5.35 (d)	68,000	68,000
PASA Funding 2007 Ltd.
4/7/08	5.34 (b)(d)	140,000	140,000
Wind Trust
1/25/08	5.32 (b)(d)	10,000	10,000
TOTAL ASSET-BACKED SECURITIES			278,000
Municipal Securities - 0.8%

Catholic Health Initiatives 5.37%, CP	22,400	22,400
LoanStar Assets Partners LP Student Ln. Rev. Series A, 5.34%, VRDN (d)	50,000	50,000
Massachusetts Gen. Oblig. Series 2001 B, 3.63%, VRDN (d)	11,500	11,500
Michigan Gen. Oblig. Bonds 5.41% tender 10/4/07	23,600	23,600
TOTAL MUNICIPAL SECURITIES		107,500
Repurchase Agreements - 24.8%
	Maturity Amount (000s)
In a joint trading account at:
5.41% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) #	$ 242	242
5.42% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) #	383,262	383,089
With:
Banc of America Securities LLC At:
5.48%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $520,431,244, 0% - 5.89%, 6/25/10 - 10/1/51)	500,228	500,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Banc of America Securities LLC At: - continued
5.5%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $10,200,001, 7.88%, 3/1/11)	$ 10,005	$ 10,000
Barclays Capital, Inc. At:
5.49%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $211,140,001, 3.6% - 7.38%, 3/13/09 - 2/9/24)	207,095	207,000
5.52%, dated 3/30/07 due 4/2/07 (Collateralized by Equity Securities valued at $315,000,092)	300,138	300,000
Citigroup Global Markets, Inc. At 5.5%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $668,850,001, 1.67% - 6.98%, 8/15/21 - 10/17/48)	637,292	637,000
Deutsche Bank Securities, Inc. At:
5.35%, dated:
1/29/07 due 4/30/07 (Collateralized by Mortgage Loan Obligations valued at $56,700,000, 4.34% - 11.3%, 6/25/34 - 3/25/37)	54,730	54,000
3/2/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $56,700,000, 5.45% - 9.89%, 12/15/10 - 1/15/27)	54,249	54,000
5.37%, dated:
1/19/07 due 4/19/07 (Collateralized by Mortgage Loan Obligations valued at $29,400,000, 4.32% - 5.72%, 5/25/36 - 2/13/46)	28,376	28,000
2/12/07 due 5/14/07 (Collateralized by Mortage Loan Obligations valued at $74,550,001, 4.75% - 5.68%, 2/25/36 - 10/17/48)	71,964	71,000
2/13/07 due 5/15/07 (Collateralized by Mortgage Loan Obligations valued at $77,700,000, 1.23% - 5.72%, 12/15/20 - 12/25/36)	75,004	74,000

	Maturity Amount (000s)	Value (000s)
Goldman Sachs & Co. At:
5.53%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $262,500,000, 7.38% - 13%, 5/15/11 - 11/1/16)	$ 250,115	$ 250,000
5.54%, dated 2/21/07 due 5/24/07 (Collateralized by Corporate Obligations valued at $142,800,000, 5% - 13.5%, 2/1/08 - 7/16/31) (d)(e)	137,925	136,000
Lehman Brothers, Inc. At:
5.33%, dated:
3/15/07 due 4/30/07 (Collateralized by Mortgage Loan Obligations valued at $43,860,561, 1.82% - 7.82%, 6/1/11 - 2/25/37)	43,293	43,000
3/20/07 due 4/27/07 (Collateralized by Mortgage Loan Obligations valued at $36,750,114, 0% - 3.59%, 7/25/28 - 11/15/48)	35,197	35,000
5.37%, dated 3/15/07 due 4/30/07 (Collateralized by Mortgage Loan Obligations valued at $30,453,357, 4.53% - 16.3%, 2/27/30 - 12/15/37)	29,199	29,000
5.4%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $36,721,371, 5% - 6.8%, 1/15/11 - 12/15/18) (d)(e)	36,983	36,000
5.49%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $102,003,768, 3% - 9.5%, 8/1/12 - 11/21/36)	100,046	100,000
Merrill Lynch, Pierce, Fenner & Smith At:
5.48%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $362,866,506, 0% - 7.5%, 11/5/12 - 3/22/38)	353,161	353,000
5.55%, dated 1/17/07 due 4/17/07 (Collateralized by Corporate Obligations valued at $85,232,312, 6.88% - 8.13%, 6/15/09 - 12/1/18) (d)(e)	82,124	81,000
TOTAL REPURCHASE AGREEMENTS		3,381,331
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $13,792,927)	13,792,927
NET OTHER ASSETS - (1.0)%	(132,494)
NET ASSETS - 100%	$ 13,660,433
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 2,504,330,000 or 18.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $584,000,000 or 4.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 4/5/07	11/7/06	$ 70,000
5.39%, 4/5/07	8/29/06	$ 78,000
Genworth Life Insurance Co. 5.4%, 4/2/07	7/31/06	$ 15,000
Goldman Sachs Group, Inc. 5.41%, 5/30/07	8/26/04	$ 71,000
Hartford Life Insurance Co. 5.51%, 6/1/07	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 5.44%, 6/25/07	6/23/05	$ 18,000
Jackson National Life Insurance Co. 5.41%, 4/1/07	3/31/03	$ 10,000
Lehman Brothers Holdings, Inc.: 5.43%, 4/11/07	1/10/07	$ 36,000
5.59%, 7/30/07	12/11/06	$ 14,000
Lehman Commercial Paper, Inc. 5.46%, 4/3/07	3/29/07	$ 53,000
Metropolitan Life Insurance Co. 5.48%, 4/2/07	3/26/02	$ 30,000
Monumental Life Insurance Co.: 5.46%, 4/2/07	9/17/98	$ 10,000
5.49%, 4/2/07	3/12/99	$ 10,000
New York Life Insurance Co. 5.44%, 4/1/07	2/28/02 - 12/19/02	$ 95,000
Security	Acquisition Date	Cost (000s)
Security Life of Denver Insurance Co. 5.45%, 5/29/07	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co. 5.53%, 5/1/07	4/28/00	$ 35,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$242,000 due 4/02/07 at 5.41%
Bank of America, NA	$ 62
Barclays Capital, Inc.	62
Bear Stearns & Co., Inc.	61
Greenwich Capital Markets, Inc.	10
HSBC Securities (USA), Inc.	20
UBS Securities LLC	27
$ 242
$383,089,000 due 4/02/07 at 5.42%
Banc of America Securities LLC	$ 56,156
Citigroup Global Markets, Inc.	102,103
Lehman Brothers, Inc.	168,674
UBS Securities LLC	56,156
$ 383,089
Income Tax Information

At March 31, 2007, the fund had a capital loss carryforward of approximately $1,549,000 of which $119,000, $500,000, $734,000 and $196,000 will expire on March 31, 2012, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $3,381,331) - See accompanying schedule: Unaffiliated issuers (cost $13,792,927)		$ 13,792,927
Cash		982
Receivable for fund shares sold		291
Interest receivable		81,105
Prepaid expenses		56
Receivable from investment adviser for expense reductions		166
Total assets		13,875,527

Liabilities
Payable for investments purchased Regular delivery	$ 119,000
Delayed delivery	70,000
Payable for fund shares redeemed	283
Distributions payable	22,309
Accrued management fee	2,293
Distribution fees payable	813
Other affiliated payables	258
Other payables and accrued expenses	138
Total liabilities		215,094

Net Assets		$ 13,660,433
Net Assets consist of:
Paid in capital		$ 13,661,946
Undistributed net investment income		36
Accumulated undistributed net realized gain (loss) on investments		(1,549)
Net Assets		$ 13,660,433
Class I: Net Asset Value, offering price and redemption price per share ($9,074,523 ÷ 9,074,811 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,151,961 ÷ 1,151,924 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,052,775 ÷ 3,053,503 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($381,174 ÷ 381,202 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2007

Investment Income
Interest (including $98 from affiliated interfund lending)		$ 740,373

Expenses
Management fee	$ 28,025
Transfer agent fees	2,166
Distribution fees	9,583
Accounting fees and expenses	1,028
Custodian fees and expenses	190
Independent trustees' compensation	49
Registration fees	269
Audit	99
Legal	44
Miscellaneous	69
Total expenses before reductions	41,522
Expense reductions	(3,966)	37,556
Net investment income		702,817
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(181)
Net increase in net assets resulting from operations		$ 702,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 702,817	$ 405,467
Net realized gain (loss)	(181)	(209)
Net increase in net assets resulting from operations	702,636	405,258
Distributions to shareholders from net investment income	(702,810)	(405,498)
Share transactions - net increase (decrease)	455,667	3,156,482
Total increase (decrease) in net assets	455,493	3,156,242

Net Assets
Beginning of period	13,204,940	10,048,698
End of period (including undistributed net investment income of $36 and undistributed net investment income of $29, respectively)	$ 13,660,433	$ 13,204,940

Financial Highlights - Class I

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.051	.036	.016	.010	.016
Distributions from net investment income	(.051)	(.036)	(.016)	(.010)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.22%	3.67%	1.62%	1.00%	1.56%
Ratios to Average Net Assets B
Expenses before reductions	.23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	5.09%	3.70%	1.68%	.99%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 9,075	$ 8,819	$ 8,158	$ 6,153	$ 4,434

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.049	.035	.015	.008	.014
Distributions from net investment income	(.049)	(.035)	(.015)	(.008)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.06%	3.52%	1.47%	.85%	1.42%
Ratios to Average Net Assets B
Expenses before reductions	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	4.94%	3.55%	1.53%	.84%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 1,152	$ 1,706	$ 661	$ 176	$ 188

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.048	.034	.014	.007	.013
Distributions from net investment income	(.048)	(.034)	(.014)	(.007)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.96%	3.41%	1.36%	.74%	1.31%
Ratios to Average Net Assets B
Expenses before reductions	.48%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	4.84%	3.45%	1.43%	.74%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$ 3,053	$ 2,549	$ 1,123	$ 898	$ 1,187

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.050	.036	.016	.009	.015
Distributions from net investment income	(.050)	(.036)	(.016)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.17%	3.62%	1.57%	.95%	1.51%
Ratios to Average Net Assets B
Expenses before reductions	.28%	.28%	.28%	.28%	.29%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	5.04%	3.65%	1.63%	.94%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 381	$ 132	$ 106	$ 114	$ 134

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/07	% of fund's investments 9/30/06	% of fund's investments 3/31/06
0 - 30	59.7	52.8	62.1
31 - 90	22.3	32.0	25.2
91 - 180	7.5	9.5	5.3
181 - 397	10.3	5.7	7.4
Weighted Average Maturity
	3/31/07	9/30/06	3/31/06
Money Market Portfolio	56 Days	53 Days	45 Days
All Taxable Money Market Funds Average*	40 Days	41 Days	38 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Corporate Bonds 1.3%	Corporate Bonds 0.5%
Commercial Paper 12.5%	Commercial Paper 24.4%
Bank CDs, BAs, TDs, and Notes 60.8%	Bank CDs, BAs, TDs, and Notes 56.9%
Government Securities 0.3%	Government Securities 2.0%
Repurchase Agreements 24.5%	Repurchase Agreements 16.2%
Net Other Assets 0.6%	Net Other Assets 0.0%

*Source: iMoneyNet, Inc.

Annual Report

Money Market Portfolio

Investments March 31, 2007

Showing Percentage of Net Assets

Certificates of Deposit - 27.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.3%
American Express Centurion Bank
6/21/07	5.35%	$ 102,000	$ 102,000
London Branch, Eurodollar, Foreign Banks - 6.0%
Credit Agricole SA
4/18/07	5.36	155,000	155,000
Credit Industriel et Commercial
4/10/07 to 7/30/07	5.25 to 5.37	550,000	550,000
HBOS Treasury Services PLC
5/8/07 to 5/23/07	5.36	135,000	135,000
Landesbank Hessen-Thuringen
4/17/07 to 9/17/07	5.36 to 5.37	676,000	676,000
Societe Generale
4/17/07 to 1/3/08	5.30 to 5.35	377,000	377,000
			1,893,000
New York Branch, Yankee Dollar, Foreign Banks - 20.9%
Bank Tokyo-Mitsubishi UFJ Ltd.
4/2/07 to 8/8/07	5.30 to 5.36	896,000	896,000
Barclays Bank PLC
4/16/08	5.36	310,000	310,000
BNP Paribas SA
4/17/07 to 10/2/07	5.30 to 5.45	488,000	488,000
Canadian Imperial Bank of Commerce
4/16/07 to 4/23/07	5.32 to 5.41 (c)	385,000	385,000
Credit Suisse First Boston
4/23/07 to 6/15/07	5.32 to 5.34 (c)	919,000	919,000
Credit Suisse Group
6/4/07	5.40 to 5.43	267,000	267,000
Deutsche Bank AG
6/4/07 to 11/21/07	5.40 to 5.41 (c)	460,000	460,000
Fortis Banque SA
6/26/07	5.33	160,000	160,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	275,000	275,000
Landesbank Baden-Wuert
4/13/07	5.35	110,000	110,000
Mizuho Corporate Bank Ltd.
4/9/07 to 5/14/07	5.30 to 5.34	313,000	313,000
Natexis Banques Populaires NY CD
12/12/07 to 1/29/08	5.40 to 5.45	923,000	923,001
Societe Generale
1/16/08 to 4/2/08	5.36 to 5.42	708,000	708,000
Sumitomo Mitsui Banking Corp.
4/2/07 to 4/20/07	5.30 to 5.38	368,600	368,600
UniCredito Italiano Spa, New York
4/30/07	5.32 (c)	70,000	69,990
			6,652,591
TOTAL CERTIFICATES OF DEPOSIT			8,647,591
Commercial Paper - 12.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

Apache Corp.
4/30/07	5.37% (b)	$ 39,000	$ 38,832
Aquifer Funding LLC
4/3/07 to 4/5/07	5.30 to 5.31	413,531	413,330
Bank of America Corp.
6/4/07	5.35	42,000	41,610
Bavaria TRR Corp.
4/2/07 to 4/12/07	5.31 to 5.32	248,483	248,375
Capital One Multi-Asset Execution Trust
5/3/07 to 5/9/07	5.32	65,000	64,684
Citigroup Funding, Inc.
5/7/07 to 5/8/07	5.35	120,000	119,359
ConocoPhillips Qatar Funding Ltd.
4/10/07 to 7/12/07	5.38 to 5.43 (b)	11,200	11,112
Countrywide Financial Corp.
4/12/07 to 6/21/07	5.33 to 5.36	227,500	226,165
Davis Square Funding V Corp.
4/12/07	5.32	95,000	94,846
DZ Bank AG
4/10/07	5.30	10,580	10,566
FCAR Owner Trust
5/15/07	5.30	55,000	54,647
Giro Funding US Corp.
4/30/07 to 5/3/07	5.34	107,000	106,522
Grampian Funding LLC
4/10/07 to 7/9/07	5.34 to 5.35	505,800	499,844
Harrier Finance Funding LLC
6/14/07 to 8/23/07	5.33 to 5.36 (b)	256,245	252,967
Hypo Real Estate Bank International AG
4/5/07 to 5/24/07	5.36 to 5.37	56,000	55,893
Liberty Harbour II CDO Ltd./LLC
4/5/07 to 5/25/07	5.31 to 5.35 (b)	115,000	114,432
Liberty Street Funding Corp.
4/2/07	5.32	45,000	44,993
Monument Gardens Funding
4/27/07 to 5/14/07	5.33	88,000	87,607
Motown Notes Program
5/7/07 to 6/21/07	5.35 to 5.37	119,555	118,439
Nelnet Student Funding Ext CP LLC
5/8/07	5.34	11,000	10,940
Paradigm Funding LLC
7/24/07 to 8/10/07	5.35 to 5.36	155,000	152,320
Park Granada LLC
4/13/07	5.33	10,000	9,982
Park Sienna LLC
4/13/07 to 8/31/07	5.28 to 5.35	429,079	425,386
Scaldis Capital LLC
4/13/07	5.36	15,000	14,974
Skandinaviska Enskilda Banken AB
4/19/07	5.28 (b)(c)	50,000	49,997
Stratford Receivables Co. LLC
4/4/07 to 5/15/07	5.31 to 5.34	370,855	370,469
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
UniCredito Italiano Bank (Ireland) PLC
4/10/07 to 7/30/07	5.35 to 5.37%	$ 329,000	$ 325,301
Verizon Communications, Inc.
4/3/07	5.34 (b)	11,610	11,607
TOTAL COMMERCIAL PAPER			3,975,199
Federal Agencies - 0.3%

Federal Home Loan Bank - 0.3%
3/17/08	5.34	93,000	93,000
Bank Notes - 0.0%

M&I Marshall & Ilsley Bank
4/16/07	5.32 (c)	15,000	15,000
Master Notes - 2.9%

Asset Funding Co. III LLC
4/5/07	5.38 to 5.39 (c)(g)	308,000	308,000
Bear Stearns & Co., Inc.
9/26/07	5.38 (c)	157,000	157,000
Goldman Sachs Group, Inc.
5/30/07	5.41 (c)(g)	221,000	221,000
Lehman Brothers Holdings, Inc.
4/11/07 to 7/30/07	5.43 to 5.59 (c)(g)	109,000	109,000
Lehman Commercial Paper, Inc.
4/3/07	5.46 (c)(g)	121,000	121,000
TOTAL MASTER NOTES (Cost $916,000)			916,000
Medium-Term Notes - 27.8%

AIG Matched Funding Corp.
5/15/07	5.35 (c)	242,000	242,000
5/15/07 to 11/15/07	5.35 to 5.37 (b)(c)	314,000	314,000
Allstate Life Global Funding II
4/10/07 to 4/27/07	5.33 to 5.40 (b)(c)	81,000	81,000
Australia & New Zealand Banking Group Ltd.
4/23/07	5.32 (b)(c)	44,000	44,000
Banco Santander Totta SA
4/16/07	5.32 (b)(c)	190,000	190,000
Banesto SA
7/18/07	5.33 (b)(c)	162,000	162,000
Banque Federative du Credit Mutuel (BFCM)
4/13/07	5.32 (b)(c)	143,000	143,000
Bayerische Landesbank Girozentrale
4/16/07 to 5/21/07	5.37 to 5.40 (c)	270,000	270,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
BellSouth Corp.
4/26/07	5.34% (b)	$ 160,000	$ 159,874
BMW U.S. Capital LLC
4/16/07	5.32 (c)	19,000	19,000
4/5/07	5.30 (b)(c)	26,000	26,000
Caixa Catalunya
6/7/07	5.34 (c)	174,000	174,000
Caja Madrid SA
4/19/07	5.36 (c)	78,000	78,000
Calyon New York Branch
4/2/07	5.26 (c)	90,000	89,991
CIT Group, Inc.
6/20/07	5.58 (c)	16,000	16,018
Commonwealth Bank of Australia
4/24/07	5.32 (c)	41,000	41,000
Compagnie Financiere du Credit Mutuel
6/11/07	5.36 (c)	97,000	97,000
ConocoPhillips
4/11/07	5.36 (c)	42,000	42,000
Countrywide Bank, Alexandria Virginia
4/15/07 to 4/23/07	5.33 (c)	102,000	101,996
Countrywide Financial Corp.
4/11/07	5.52 (c)	4,750	4,750
Credit Agricole SA
6/22/07	5.32 (b)(c)	281,000	281,000
Cullinan Finance Corp.
5/27/07 to 6/25/07	5.32 to 5.38 (b)(c)	249,000	248,983
Cullinan Finance Ltd./Corp. MTN 144A
10/15/07	5.33 (b)	78,000	78,000
Danske Bank A/S
4/20/07	5.29 (b)(c)	250,000	249,973
DnB NOR Bank ASA
4/26/07	5.31 (b)(c)	279,000	279,000
General Electric Capital Corp.
4/10/07	5.36 (c)	200,000	200,000
Genworth Life Insurance Co.
4/1/07 to 5/1/07	5.39 to 5.40 (c)(g)	80,000	80,000
Harrier Finance Funding LLC
4/11/07 to 6/28/07	5.31 to 5.34 (b)(c)	70,000	69,996
HBOS Treasury Services PLC
5/21/07	5.43 (b)(c)	18,000	18,003
6/25/07	5.42 (c)	150,000	150,000
HSBC Finance Corp.
4/10/07 to 4/24/07	5.33 to 5.37 (c)	301,000	301,000
HSBC USA, Inc.
4/16/07	5.32 (c)	100,000	100,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HSH Nordbank AG
4/23/07	5.33 to 5.35% (b)(c)	$ 216,000	$ 216,000
ING USA Annuity & Life Insurance Co.
6/25/07	5.44 (c)(g)	30,000	30,000
Intesa Bank Ireland PLC
4/26/07	5.32 (b)(c)	260,000	260,000
K2 (USA) LLC
6/11/07	5.30 (b)(c)	68,000	67,997
Kestrel Funding PLC US LLC 144A
4/2/07	5.30 to 5.34 (b)(c)	75,000	74,999
Merrill Lynch & Co., Inc.
4/4/07 to 4/24/07	5.30 to 5.57 (c)	358,000	358,142
Metlife Insurance Co. of Connecticut
7/1/07	5.43 (c)(g)	30,000	30,000
Metropolitan Life Global Funding I
4/9/07 to 4/30/07	5.36 to 5.42 (b)(c)	65,994	65,994
Monumental Global Funding III
6/20/07	5.33 (b)(c)	25,000	25,000
Morgan Stanley
4/2/07 to 6/7/07	5.36 to 5.47 (c)	465,895	465,955
National Rural Utils. Coop. Finance Corp.
4/5/07	5.30 (c)	12,000	12,000
Nationwide Building Society
6/28/07	5.43 (c)	20,000	20,006
Nordea Bank AB
4/2/07	5.26 (c)	133,000	132,987
Northern Rock PLC
4/5/07	5.34 (b)(c)	45,000	45,000
Pacific Life Global Funding
4/13/07	5.37 (c)	10,000	10,000
4/5/07	5.37 (b)(c)	25,000	25,000
RACERS
4/23/07	5.34 (b)(c)	170,000	170,000
Royal Bank of Canada
4/10/07	5.37 (c)	20,000	20,000
Royal Bank of Scotland PLC
4/23/07	5.31 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
5/29/07	5.45 (c)(g)	20,000	20,000
Sigma Finance, Inc.
4/16/07 to 6/11/07	5.30 to 5.32 (b)(c)	199,000	198,993
Skandinaviska Enskilda Banken AB
4/10/07 to 6/22/07	5.27 to 5.32 (c)	564,000	563,939
SLM Corp.
4/16/07 to 4/20/07	5.33 (b)(c)	104,000	104,000
4/25/07	5.44 (c)	35,465	35,490

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Southern Co.
6/20/07	5.36% (c)	$ 24,000	$ 24,000
UniCredito Italiano Bank (Ireland) PLC
4/16/07	5.33 (b)(c)	287,000	287,000
4/30/07	5.29 (c)	95,000	94,995
UniCredito Italiano Spa, New York
5/20/07 to 6/4/07	5.33 to 5.35 (c)	207,000	206,980
Verizon Communications, Inc.
6/15/07	5.35 (c)	195,000	195,000
Wachovia Asset Securitization Issuance LLC
4/25/07	5.31 (b)(c)	9,039	9,039
Washington Mutual Bank
5/16/07 to 6/26/07	5.34 to 5.40 (c)	251,000	251,022
Washington Mutual Bank FA
4/20/07	5.30 (c)	84,905	84,905
4/30/07	5.34 (b)(c)	135,000	135,000
WestLB AG
4/10/07 to 6/29/07	5.38 to 5.40 (b)(c)	117,000	117,000
Westpac Banking Corp.
6/11/07	5.40 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			8,848,027
Short-Term Notes - 2.4%

Hartford Life Insurance Co.
6/1/07	5.51 (c)(g)	65,000	65,000
Jackson National Life Insurance Co.
4/1/07	5.41 (c)(g)	47,000	47,000
Metropolitan Life Insurance Co.
4/2/07	5.48 (c)(g)	65,000	65,000
Monumental Life Insurance Co.
4/2/07	5.46 to 5.49 (c)(g)	91,000	91,000
New York Life Insurance Co.
4/1/07	5.44 (c)(g)	215,000	215,000
Svenska Handelsbanken AB
4/13/07	5.29 (b)(c)	185,000	185,000
Transamerica Occidental Life Insurance Co.
5/1/07	5.53 (c)(g)	95,000	95,000
TOTAL SHORT-TERM NOTES			763,000
Asset-Backed Securities - 1.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Aardvark ABS CDO
2/6/08	5.40% (b)(c)	$ 131,000	$ 131,000
Master Funding Trust I
4/25/07 - 9/25/07	5.35 (c)	153,691	153,691
PASA Funding 2007 Ltd.
4/7/08	5.34 (b)(c)	100,000	100,000
Wind Trust
1/25/08	5.32 (b)(c)	21,461	21,461
TOTAL ASSET-BACKED SECURITIES			406,152
Municipal Securities - 0.5%

Catholic Health Initiatives 5.37%, CP	48,000	48,000
Michigan Gen. Oblig. Bonds 5.41% tender 10/4/07	51,200	51,200
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. 3.71%, VRDN (c)(d)	10,100	10,100
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PT 3495, 3.68% (c)(e)	22,350	22,350
Univ. of Minnesota Series 1999 A, 3.63%, VRDN (c)	19,020	19,020
TOTAL MUNICIPAL SECURITIES (Cost $150,670)		150,670
Repurchase Agreements - 24.5%
	Maturity Amount (000s)
In a joint trading account at:
5.41% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) #	$ 13	13
5.42% dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) #	672	672
With:
Banc of America Securities LLC At:
5.5%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $779,280,001, 1.98% - 8.63%, 5/15/07 - 11/1/34)	764,350	764,000
5.57%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $157,500,000, 0% - 7.94%, 10/25/19 - 4/25/47)	150,070	150,000
Barclays Capital, Inc. At 5.49%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $1,029,180,000, 1.88% - 14.04%, 5/1/07 - 12/20/54)	1,009,462	1,009,000

	Maturity Amount (000s)	Value (000s)
Citigroup Global Markets, Inc. At 5.49%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $:
1,427,963,702, 4.95% - 11.32%, 5/18/09 - 11/14/51)	$ 1,400,640	$ 1,400,000
45,936,298, 5.77% - 7.97%, 6/25/11 - 9/25/46)	45,021	45,000
Credit Suisse First Boston, Inc. At 5.51%, dated 3/30/07 due 4/2/07 (Collateralized by Commercial Paper Obligations valued at $306,001,168, 5.31% - 6%, 4/2/07 - 4/25/07)	300,138	300,000
Deutsche Bank Securities, Inc. At:
5.35%, dated:
1/29/07 due 4/30/07 (Collateralized by Corporate Obligations valued at $127,087,236, 12.39% - 12.39%, 12/31/09 - 1/1/49)	122,636	121,000
3/2/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $128,520,000, 5.75% - 8%, 8/28/09 - 1/28/47)	126,580	126,000
5.37%, dated:
1/19/07 due 4/19/07 (Collateralized by Mortgage Loan Obligations valued at $85,050,000, 5.38% - 6.17%, 1/15/16 - 5/25/36)	82,087	81,000
2/12/07 due 5/14/07 (Collateralized by Corporate Obligations valued at $166,982,936, 4.45% - 12.88%, 8/1/07 - 12/13/51)	163,185	161,000
2/13/07 due 5/15/07 (Collateralized by Mortgage Loan Obligations valued at $163,200,001, 2% - 8.45%, 11/21/07 - 12/26/49)	162,172	160,000
Goldman Sachs & Co. At:
5.51%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $518,700,000, 5% - 7.67%, 10/12/08 - 3/15/49)	494,227	494,000
5.53%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $262,500,001, 3.63% - 13.32%, 6/15/08 - 10/15/37)	250,115	250,000
5.54%, dated 2/21/07 due 5/24/07 (Collateralized by Corporate Obligations valued at $:
273,000,000, 5.35% - 14.36%, 7/15/07 - 6/15/31) (c)(f)	263,681	260,000
59,160,000, 5.63% - 8.82%, 8/15/09 - 11/12/49) (c)(f)	58,821	58,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. At:
5.33%, dated:
3/15/07 due 4/30/07 (Collateralized by Mortgage Loan Obligations valued at $99,960,608, 0% - 10.98%, 8/27/13 - 12/10/46)	$ 98,667	$ 98,000
3/20/07 due 4/27/07 (Collateralized by Mortgage Loan Obligations valued at $84,000,104, 0.03% - 3.66%, 1/25/28 - 8/14/48)	80,450	80,000
5.37%, dated 3/15/07 due 4/30/07 (Collateralized by Mortgage Loan Obligations valued at $68,250,308, 0% - 15.32%, 2/1/18 - 2/15/40)	65,446	65,000
5.4%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $82,620,302, 0% - 8.13%, 11/19/08 - 7/1/38) (c)(f)	83,211	81,000
5.54%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $888,432,360, 0% - 9.98%, 7/15/07 - 12/15/66)	856,395	856,000
Merrill Lynch, Pierce, Fenner & Smith At:
5.48%, dated 3/30/07 due 4/2/07 (Collateralized by Mortgage Loan Obligations valued at $520,800,380, 4.18% - 6.25%, 10/25/18 - 9/30/36)	496,226	496,000
5.49%, dated 3/30/07 due 4/2/07 (Collateralized by Corporate Obligations valued at $554,884,582, 4.2% - 6.65%, 10/24/08 - 12/5/43)	544,249	544,000
5.55%, dated 1/17/07 due 4/17/07 (Collateralized by Corporate Obligations valued at $192,552,009, 1.86% - 10.63%, 6/30/07 - 1/14/31) (c)(f)	185,516	183,000
TOTAL REPURCHASE AGREEMENTS		7,782,685
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $31,597,324)	31,597,324
NET OTHER ASSETS - 0.6%	180,269
NET ASSETS - 100%	$ 31,777,593
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 5,162,259,000 or 16.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,497,000,000 or 4.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 4/5/07	11/7/06	$ 157,000
5.39%, 4/5/07	8/29/06	$ 151,000
Genworth Life Insurance Co.: 5.39%, 5/1/07	3/30/07	$ 40,000
5.40%, 4/1/07	4/3/06	$ 40,000
Goldman Sachs Group, Inc. 5.41%, 5/30/07	8/26/04	$ 221,000
Hartford Life Insurance Co. 5.51%, 6/1/07	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 5.44%, 6/25/07	6/23/05	$ 30,000
Jackson National Life Insurance Co. 5.41%, 4/1/07	3/31/03	$ 47,000
Lehman Brothers Holdings, Inc.: 5.43%, 4/11/07	1/10/07	$ 79,000
5.59%, 7/30/07	12/11/06	$ 30,000
Lehman Commercial Paper, Inc. 5.46%, 4/3/07	3/29/07	$ 121,000
Metlife Insurance Co. of Connecticut 5.43%, 7/1/07	3/28/07	$ 30,000
Metropolitan Life Insurance Co. 5.48%, 4/2/07	3/26/02	$ 65,000
Security	Acquisition Date	Cost (000s)
Monumental Life Insurance Co.: 5.46%, 4/2/07	7/31/98 - 9/17/98	$ 36,000
5.49%, 4/2/07	3/12/99	$ 55,000
New York Life Insurance Co. 5.44%, 4/1/07	2/28/02 - 12/19/02	$ 215,000
Security Life of Denver Insurance Co. 5.45%, 5/29/07	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co. 5.53%, 5/1/07	4/28/00	$ 95,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,000 due 4/02/07 at 5.41%
Bank of America, NA	$ 4
Barclays Capital, Inc.	3
Bear Stearns & Co., Inc.	3
Greenwich Capital Markets, Inc.	1
HSBC Securities (USA), Inc.	1
UBS Securities LLC	1
$ 13
$672,000 due 4/02/07 at 5.42%
Banc of America Securities LLC	$ 99
Citigroup Global Markets, Inc.	179
Lehman Brothers, Inc.	295
UBS Securities LLC	99
$ 672
Income Tax Information

At March 31, 2007, the fund had a capital loss carryforward of approximately $3,683,000 of which $153,000, $535,000, $517,000 and $2,478,000 will expire on March 31, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $7,782,685) - See accompanying schedule: Unaffiliated issuers (cost $31,597,324)		$ 31,597,324
Cash		1,620
Receivable for investments sold		30,000
Receivable for fund shares sold		665,883
Interest receivable		175,283
Prepaid expenses		90
Receivable from investment adviser for expense reductions		567
Other receivables		313
Total assets		32,471,080

Liabilities
Payable for investments purchased	$ 613,039
Payable for fund shares redeemed	44,385
Distributions payable	29,048
Accrued management fee	5,262
Distribution fees payable	494
Other affiliated payables	540
Other payables and accrued expenses	719
Total liabilities		693,487

Net Assets		$ 31,777,593
Net Assets consist of:
Paid in capital		$ 31,781,351
Distributions in excess of net investment income		(75)
Accumulated undistributed net realized gain (loss) on investments		(3,683)
Net Assets		$ 31,777,593
Class I: Net Asset Value, offering price and redemption price per share ($28,968,882 ÷ 28,970,597 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($637,390 ÷ 637,491 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,700,931 ÷ 1,702,015 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($470,390 ÷ 470,436 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2007

Investment Income
Interest (including $87 from affiliated interfund lending)		$ 1,419,499

Expenses
Management fee	$ 53,551
Transfer agent fees	4,022
Distribution fees	5,035
Accounting fees and expenses	1,522
Custodian fees and expenses	333
Independent trustees' compensation	89
Appreciation in deferred trustee compensation account	5
Registration fees	665
Audit	149
Legal	73
Interest	135
Miscellaneous	109
Total expenses before reductions	65,688
Expense reductions	(12,766)	52,922
Net investment income		1,366,577
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		354
Net increase in net assets resulting from operations		$ 1,366,931

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,366,577	$ 581,681
Net realized gain (loss)	354	(83)
Net increase in net assets resulting from operations	1,366,931	581,598
Distributions to shareholders from net investment income	(1,366,526)	(581,650)
Share transactions - net increase (decrease)	11,395,876	7,882,458
Total increase (decrease) in net assets	11,396,281	7,882,406

Net Assets
Beginning of period	20,381,312	12,498,906
End of period (including distributions in excess of net investment income of $75 and distributions in excess of net investment income of $126, respectively)	$ 31,777,593	$ 20,381,312

Financial Highlights - Class I

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.051	.036	.016	.010	.016
Distributions from net investment income	(.051)	(.036)	(.016)	(.010)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.24%	3.69%	1.58%	1.03%	1.59%
Ratios to Average Net Assets B
Expenses before reductions	.23%	.23%	.23%	.23%	.22%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income	5.14%	3.71%	1.50%	1.03%	1.58%
Supplemental Data
Net assets, end of period (in millions)	$ 28,969	$ 18,848	$ 11,389	$ 18,841	$ 16,325

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.050	.035	.014	.009	.014
Distributions from net investment income	(.050)	(.035)	(.014)	(.009)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.08%	3.53%	1.43%	.88%	1.46%
Ratios to Average Net Assets B
Expenses before reductions	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.33%
Net investment income	4.99%	3.56%	1.35%	.87%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 637	$ 319	$ 168	$ 260	$ 206

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.049	.034	.013	.008	.013
Distributions from net investment income	(.049)	(.034)	(.013)	(.008)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.98%	3.43%	1.33%	.78%	1.34%
Ratios to Average Net Assets B
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.43%
Net investment income	4.89%	3.46%	1.25%	.77%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,701	$ 1,074	$ 926	$ 456	$ 439

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.051	.036	.015	.010	.015
Distributions from net investment income	(.051)	(.036)	(.015)	(.010)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	5.19%	3.64%	1.53%	.98%	1.54%
Ratios to Average Net Assets B
Expenses before reductions	.28%	.29%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.23%
Net investment income	5.08%	3.66%	1.45%	.98%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 470,390	$ 141,102	$ 16,279	$ 161,505	$ 24,271

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/07	% of fund's investments 9/30/06	% of fund's investments 3/31/06
0 - 30	94.1	94.3	91.0
31 - 90	2.0	0.7	0.6
91 - 180	3.0	1.0	6.1
181 - 397	0.9	4.0	2.3
Weighted Average Maturity
	3/31/07	9/30/06	3/31/06
Tax-Exempt Portfolio	15 Days	20 Days	20 Days
All Tax-Free Money Market Funds Average*	22 Days	26 Days	23 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Variable Rate Demand Notes (VRDNs) 88.6%	Variable Rate Demand Notes (VRDNs) 90.5%
Commercial Paper (including CP Mode) 1.7%	Commercial Paper (including CP Mode) 0.5%
Tender Notes and Bonds 0.7%	Tender Notes and Bonds 1.2%
Municipal Notes 4.9%	Municipal Notes 4.0%
Municipal Bonds 0.2%	Municipal Bonds 0.3%
Fidelity Tax-Free Cash Central Fund 2.1%	Fidelity Tax-Free Cash Central Fund 2.5%
Net Other Assets 1.8%	Net Other Assets 1.0%

*Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,623	$ 6,623
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	18,190	18,190
Jefferson County Swr. Rev.:
Participating VRDN Series EGL 02 6020 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	9,830	9,830
Series 2002 C2, 3.7% (XL Cap. Assurance, Inc. Insured), VRDN (b)	7,300	7,300
Series 2002 C6, 3.67% (XL Cap. Assurance, Inc. Insured), VRDN (b)	26,900	26,900
Series 2003 B7, 3.67% (XL Cap. Assurance, Inc. Insured), VRDN (b)	22,700	22,700
Subseries 2003 B6, 3.7% (XL Cap. Assurance, Inc. Insured), VRDN (b)	12,300	12,300
Montgomery AlaHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 3.68%, LOC Regions Bank of Alabama, VRDN (b)	5,725	5,725
Tuscaloosa Spl. Care Facilities Fing. Auth. Residential Care Family Mtg. Rev. (Capstone Village Proj.) Series C, 3.67%, LOC BNP Paribas SA, VRDN (b)	10,560	10,560
Univ. of Alabama - Birmingham Participating VRDN Series PA 1413, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,995	15,995
		136,123
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.75% (Liquidity Facility Bank of America NA) (b)(d)	1,160	1,160
Series DB 131, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	4,920	4,920
Series Solar 06 22, 3.71% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,010	5,010
Anchorage Gen. Oblig. Participating VRDN Series PT 2652, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,920	3,920
		15,010
Arizona - 0.8%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Putters 690, 3.71% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,205	5,205

	Principal Amount (000s)	Value (000s)
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 4,115	$ 4,115
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series MS 1293, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	1,955	1,955
Mesa Util. Sys. Rev. Participating VRDN Series Putters 960, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,170	5,170
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.72% (Liquidity Facility BNP Paribas SA) (b)(d)	6,325	6,325
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	95	95
Phoenix Indl. Dev. Auth. Govt. Office Lease Rev. Participating VRDN Series Putters 1119, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,100	4,100
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 3.69%, LOC Wachovia Bank NA, VRDN (b)	18,000	18,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 07 0012, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	13,850	13,850
Series MS 06 1430, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	4,150	4,150
Series PT 1512, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,630	1,630
Series ROC II R 640, 3.71% (Liquidity Facility Citibank NA) (b)(d)	7,440	7,440
Series ROC RR 9025, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,590	6,590
		78,625
Arkansas - 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 3.7% (MBIA Insured), VRDN (b)	1,950	1,950
California - 0.2%
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MT 234, 3.95% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	14,995	14,995
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2474, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	60	60
		15,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - 2.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 3667, 3.71% (Liquidity Facility DEPFA BANK PLC) (b)(d)	$ 3,620	$ 3,620
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,680	4,680
Centerra Metropolitan District No. 1 Rev. 3.68%, LOC BNP Paribas SA, VRDN (b)	12,000	12,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN:
Series Putters 1390, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,900	14,900
Series TOC 06 Z2, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,700	4,700
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02 1094, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.82%, LOC JPMorgan Chase Bank, VRDN (b)	18,100	18,100
(Catholic Health Initiatives Proj.):
Series B1, 3.67% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	12,075	12,075
Series B2, 3.7% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	20,200	20,200
Series B6, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	13,700	13,700
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,630	5,630
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	14,065	14,065
Commerce City Northern Infrastructure Gen. Impt. District 3.7%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
Dawson Ridge Participating VRDN Series LB 06 49, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,715	22,715
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	12,660	12,660
Series MS 00 425, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	8,995	8,995

	Principal Amount (000s)	Value (000s)
Series Putters 1023, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 5,895	$ 5,895
Denver City & County Wtr. Participating VRDN Series PZ 232, 3.72% (Liquidity Facility Wells Fargo & Co.) (b)(d)	15,600	15,600
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.71% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,445	4,445
Series PZ 112, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,755	12,755
Series PZ 46, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,710	5,710
Series TOC 06 Z9, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,021	6,021
Jefferson County School District Participating VRDN Series DB 221, 3.72% (Liquidity Facility Deutsche Bank AG) (b)(d)	11,065	11,065
Jefferson County School District #R1 Participating VRDN Series PT 2716, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,260	5,260
Reg'l. Trans. Co. Participating VRDN Series Solar 06 145, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,990	8,990
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	6,900	6,900
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.7%, VRDN (b)	3,500	3,500
		265,986
Delaware - 0.3%
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 3.7%, LOC Wachovia Bank NA, VRDN (b)	24,800	24,800
District Of Columbia - 0.4%
District of Columbia Ballpark Rev. Participating VRDN Series Putters 1325, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,600	15,600
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 852, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,910	10,910
Series ROC II 99 10, 3.71% (Liquidity Facility Citibank NA) (b)(d)	3,965	3,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. (DC Preparatory Academy Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 5,500	$ 5,500
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,320	5,320
		41,295
Florida - 6.7%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev.:
(Oak Hammock At The Univ. of Florida, Inc. Proj.) 3.79%, LOC BNP Paribas SA, VRDN (b)	6,000	6,000
(Oak Hammock Univ. Proj.) Series A, 3.79%, LOC BNP Paribas SA, VRDN (b)	9,275	9,275
Brevard County Health Facilities Auth. Health Care Facilities Rev. Participating VRDN Series PA 1342, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,500	8,500
Broward County Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1305, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	6,665	6,665
Series MS 06 1324, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	7,500	7,500
3.78%, LOC Bank of America NA, VRDN (b)	200	200
Deltona Util. Sys. Rev. Participating VRDN:
Series PT 2024, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,170	5,170
Series PT 2026, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,195	5,195
Florida Board of Ed. Participating VRDN Series MSTC 7022, Class A 3.69% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,750	3,750
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 3.72% (Liquidity Facility Citibank NA) (b)(d)	6,100	6,100
Series EGL 01 902, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	23,360	23,360
Series EGL 01 905, 3.72% (Liquidity Facility Citibank NA) (b)(d)	5,630	5,630
Series PT 3520, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	25,000	25,000

	Principal Amount (000s)	Value (000s)
Series Putters 137, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 16,005	$ 16,005
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 904 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Series EGL 01 904, 3.72% (Liquidity Facility Citibank NA) (b)(d)	23,375	23,375
Series EGL 01 906 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Series MS 01 570, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	13,385	13,385
Series PA 1398 R, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,785	5,785
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R6037, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,270	6,270
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Floaters 722, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	6,200	6,200
Series PT 3400, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,740	6,740
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,000	6,000
Florida Gen. Oblig. Participating VRDN:
Series PZ 130, 3.72% (Liquidity Facility Wells Fargo & Co.) (b)(d)	7,070	7,070
Series ROC II R1001 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,510	7,510
Series ROC II R4070, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,815	12,815
Florida Local Govt. Fin. Auth. Rev. Series A, 3.68% 4/9/07, LOC Wachovia Bank NA, CP	8,016	8,016
Florida Muni. Ln. Council Rev. Participating VRDN:
Series PT 2528, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,760	6,760
Series Putters 1084 B, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,635	5,635
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 3.71% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,865	12,865
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.68%, VRDN (b)	19,300	19,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Assessment Rev. Participating VRDN Series PT 3436, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 11,905	$ 11,905
Hillsborough County Aviation Auth. Rev. Participating VRDN Series Putters 930, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,675	3,675
Hollywood Gen. Oblig. Participating VRDN Series Putters 934, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,325	6,325
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,470	5,470
JEA Elec. Sys. Rev.:
Participating VRDN Series PA 1068, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,620	5,620
Series 2003 A, 3.65% (CIFG North America Insured), VRDN (b)	17,680	17,680
Marion County School Board Ctfs. of Prtn. Participating VRDN Series Merlots 05 D7, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,285	9,285
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z9, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	16,470	16,470
Miami-Dade County Expressway Auth. Participating VRDN Series 06 93, 3.69% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	13,150	13,150
Miami-Dade County Gen. Oblig. Participating VRDN:
Series EGL 06 106 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series Solar 06 49, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,600	5,600
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,960	9,960
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series Putters 1317, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,020	5,020
Series Putters 534, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,195	3,195
Series Solar 06 76, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	25,200	25,200
Miami-Dade County Stormwater Util. Rev. Participating VRDN Series Putters 1086 B, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,835	3,835

	Principal Amount (000s)	Value (000s)
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 22,540	$ 22,540
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,415	3,415
Series Solar 06 30, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	4,935	4,935
Orange County Tourist Dev. Tax Rev. Participating VRDN Series MS 817, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	7,315	7,315
Orlando & Orange County Expressway Auth. Rev. Participating VRDN:
Series Putters 1345, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,995	4,995
Series ROC II R 9011, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,490	4,490
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 1557, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,000	8,000
Palm Bay Util. Rev. Participating VRDN Series PT 3220, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,110	9,110
Palm Beach County Rev. (Morse Oblig. Group Proj.) 3.67%, LOC Keybank Nat'l. Assoc., VRDN (b)	9,800	9,800
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN:
Series EGL 07 0021, 3.7% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	10,980	10,980
Series PT 3464, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,360	12,360
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 3.71%, LOC Bank of America NA, VRDN (b)	1,955	1,955
Polk County Util. Sys. Rev. Participating VRDN Series EGL 720050022 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	9,705	9,705
Port of Saint Lucie Util. Rev. Participating VRDN Series MS 06 1420X, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,335	5,335
Sarasota County Util. Sys. Rev. Participating VRDN Series Putters 852, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 3,675	$ 3,675
South Florida Participating VRDN Series ROC 9039, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,245	14,245
Sunshine State Govt. Fing. Commission Rev. Series A, 3.65% 4/4/07 (AMBAC Insured) (FGIC Insured) (CIFG North America Insured), CP	11,810	11,810
Tallahassee Cap. Rev. Participating VRDN Series Putters 606, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,775	4,775
Tampa Bay Wtr. Supply Auth. Participating VRDN Series ROC 4084, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,660	7,660
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN:
Series BA 01 N, 3.73% (Liquidity Facility Bank of America NA) (b)(d)	5,200	5,200
Series Merlots 01 A130, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,890	9,890
Series MS 98 112, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	5,745	5,745
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2795, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,275	6,275
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,000	9,000
		638,126
Georgia - 3.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,400	11,400
Series Floaters 06 1332, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,760	3,760
Series MS 06 1331, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	5,133	5,133
Atlanta Arpt. Rev.:
Participating VRDN:
Series EGL 00 1003 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	10,000	10,000
Series MS 00 375, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	14,345	14,345

	Principal Amount (000s)	Value (000s)
Series B2, 3.65% 4/4/07, LOC Bayerische Landesbank (UNGTD), LOC Cr. Agricole SA, CP	$ 21,705	$ 21,705
Atlanta Dev. Auth. Student Hsg. Rev.:
Participating VRDN Series Putters 1044, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,955	9,955
Participating VRDN Series Solar 06 24, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,940	8,940
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 720050009 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Series PT 2373, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,805	19,805
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 6/1/07 (b)	22,425	22,429
Carrollton Payroll Dev. Auth. Rev. Participating VRDN Series PT 2468, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,235	5,235
College Park Bus. & Indl. Dev. Auth. Participating VRDN Series PT 3301, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,675	12,675
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.) Series 1999, 3.66%, LOC SunTrust Banks, Inc., VRDN (b)	11,250	11,250
DeKalb County Pub. Safety & Judicial Participating VRDN Series MS 1459, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	4,490	4,490
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series ROC II R9002, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,365	4,365
Fulton County Dev. Auth. (Woodward Academy, Inc. Proj.) Series 1997, 3.66%, LOC SunTrust Banks, Inc., VRDN (b)	7,000	7,000
Georgia Gen. Oblig. Participating VRDN Series Putters 1420, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,290	4,290
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series MACN 04 E, 3.71% (Liquidity Facility Bank of America NA) (b)(d)	6,810	6,810
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 3.68%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (b)	21,780	21,780
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN Series MT 337, 3.72% (Liquidity Facility BNP Paribas SA) (b)(d)	25,830	25,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 7,105	$ 7,105
Main Street Natural Gas, Inc. Participating VRDN:
Series Merlots 07 C6, 3.7% (Liquidity Facility Bank of New York, New York) (b)(d)	26,625	26,625
Series PT 3885, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,160	15,160
Metropolitan Atlanta Rapid Transit Series B, 3.65% 4/2/07, LOC Dexia Cr. Local de France, CP	6,200	6,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 3.71% (Liquidity Facility Societe Generale) (b)(d)	13,605	13,605
Muni. Elec. Auth. of Georgia Series A, 3.68% 4/9/07, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	7,500	7,500
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 6/1/07 (b)	4,770	4,771
Richmond County Participating VRDN Series LB 06 50, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,295	10,295
Rockdale County Wtr. & Swr. Auth. Rev. Participating VRDN 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,945	2,945
		331,403
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	11,620	11,620
Series ROC II R153, 3.71% (Liquidity Facility Citibank NA) (b)(d)	3,300	3,300
Univ. of Hawaii Rev. Participating VRDN Series PZ 128, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,530	3,530
		18,450
Idaho - 0.3%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 07 02, 3.71% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	27,860	27,860
Illinois - 11.5%
Champaign County Gen. Oblig. Participating VRDN Series Putters 887, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,425	5,425

	Principal Amount (000s)	Value (000s)
Chicago Board of Ed.:
Participating VRDN:
Series Merlots 97 E, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 8,700	$ 8,700
Series MSDW 01 467, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Series TOC 05 Z8, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,194	8,194
Series 2000 D, 3.7% (FSA Insured), VRDN (b)	23,300	23,300
Chicago Gen. Oblig. Participating VRDN:
Series CRVS 2006-6, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,200	10,200
Series DB 104, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	10,470	10,470
Series EGL 06 01 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	7,150	7,150
Series MS 00 426, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	8,795	8,795
Series MS 06 1435, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	8,823	8,823
Series MS 1026, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	2,700	2,700
Series PA 643R, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,895	5,895
Series PT 2356, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,415	9,415
Series PT 2357, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,000	4,000
Series PT 3115, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	27,075	27,075
Series Putters 1050, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,775	3,775
Series Putters 510, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,255	5,255
Series ROC II R 745PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	15,690	15,690
Series Solar 06 38, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,220	8,220
Chicago Metropolitan Wtr. Reclamation District Participating VRDN Series MSTC 7017 Class A, 3.69% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,950	7,950
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROCS RR II R 6077, 3.71% (Liquidity Facility Citibank NA) (b)(d)	4,935	4,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds 5% 1/1/08 (MBIA Insured)	$ 10,000	$ 10,098
Participating VRDN:
Series DB 188, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,710	8,710
Series DB 189, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	15,550	15,550
Series EGL 06 56 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	6,445	6,445
Series PT 3334, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,425	11,425
Series PT 3356, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,640	9,640
Series ROC II R494, 3.71% (Liquidity Facility Citibank NA) (b)(d)	15,810	15,810
Series ROC II R556, 3.71% (Liquidity Facility Citibank NA) (b)(d)	9,375	9,375
Chicago Park District Participating VRDN:
Series PT 2935, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,880	10,880
Series PT 3195, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,850	5,850
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,920	5,920
Chicago Sales Tax Rev.:
Participating VRDN Series Putters 1315, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,180	5,180
3.7% (FGIC Insured), VRDN (b)	19,035	19,035
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.72% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series ROC II R 720 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	9,230	9,230
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,200	5,200
Series PT 3534, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,260	11,260
Cook County Forest Preservation District Participating VRDN Series Putters 566, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,265	6,265

	Principal Amount (000s)	Value (000s)
Cook County Gen. Oblig.:
Participating VRDN:
Series EGL 01 1302, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	$ 6,700	$ 6,700
Series PT 2637, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,590	9,590
Series Solar 06 10, 3.71% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,900	6,900
Series 2002 B, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	38,300	38,300
DuPage & Cook Counties Cmnty. Unit School District #205 Participating VRDN Series ROC II R1073, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,780	2,780
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Participating VRDN Series Stars 157, 3.71% (Liquidity Facility BNP Paribas SA) (b)(d)	15,100	15,100
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,805	10,805
Illinois Dev. Fin. Auth. Retirement Participating VRDN 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,430	3,430
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series MACN 05 D, 3.69% (Liquidity Facility Bank of America NA) (b)(d)	7,010	7,010
Series Merlots 97 U, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,250	4,250
Series MS 1077, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	4,995	4,995
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series EGL 06 118, Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	9,450	9,450
Series PT 3252, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,975	4,975
Series ROC II R6015, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,945	4,945
(Central DuPage Hosp. Proj.) Series B, 3.71%, VRDN (b)	21,000	21,000
(Rest Haven Christian Svcs. Proj.) Series B, 3.67%, LOC KBC Bank NV, VRDN (b)	9,600	9,600
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.72% (Liquidity Facility Citibank NA) (b)(d)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series MS 98 143, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	$ 38,510	$ 38,510
Series PT 1832, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,175	4,175
Series PT 3359, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,700	8,700
Series PT 3517, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	13,120	13,120
Series Putters 133, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,925	4,925
RAN 4.25% 6/7/07	91,300	91,404
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) 3.84%, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
(Northwestern Memorial Hosp. Proj.) 3.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	26,250	26,250
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.7%, LOC Bank of America NA, VRDN (b)	31,300	31,300
Illinois Muni. Elec. Participating VRDN Series Solar 06 98, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	27,570	27,570
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,265	15,265
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series MACN 06 K, 3.69% (Liquidity Facility Bank of America NA) (b)(d)	5,505	5,505
Series Merlots 02 A24, 3.69% (Liquidity Facility Bank of New York, New York) (b)(d)	4,930	4,930
Series PT 2394, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	24,720	24,720
Series PT 2398, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	40,180	40,180
Series PT 2761, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,055	19,055
Series B, 3.67% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	29,155	29,155
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,940	3,940

	Principal Amount (000s)	Value (000s)
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series MT 366, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,995	$ 7,995
Series PT 3477, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,405	10,405
Jacksonville Indl. Rev. (Passavant Area Hosp. Assoc. Proj.):
Series A, 3.68%, LOC Comerica Bank, Detroit, VRDN (b)	19,905	19,905
Series B, 3.68%, LOC Comerica Bank, Detroit, VRDN (b)	12,485	12,485
Lake County Adlai E. Stevenson High School District #125 Participating VRDN Series DB 201, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,840	6,840
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 3.67%, LOC Fannie Mae, VRDN (b)	16,900	16,900
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1363, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,645	1,645
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Putters 1508, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,300	7,300
Series PZ 44, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,440	7,440
Series PZ 45, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,805	5,805
Series SG 165, 3.69% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
Metropolitan Pier & Exposition Auth. Rev. Cap. Appreciation Participating VRDN Series MSTC 3030, Class A 3.71% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,215	11,215
Northfield Township High School District #225 Cook County Participating VRDN Series MSTC 295, 3.71% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,955	8,955
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 3.84%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,500	2,500
Schaumburg Village Gen. Oblig. Participating VRDN:
Series EGL 04 45 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	5,085	5,085
Series MS 06 1345, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	6,855	6,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN: - continued
Series PZ 2621, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 8,825	$ 8,825
Univ. of Illinois Ctfs. of Prtn. Participating VRDN Series PT 2328, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,215	5,215
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 1997 B, 3.67%, LOC Landesbank Hessen-Thuringen, VRDN (b)	11,400	11,400
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series PT 3482, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,380	9,380
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 3.68%, LOC LaSalle Bank NA, VRDN (b)	6,000	6,000
		1,098,324
Indiana - 2.9%
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,260	6,260
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series DB 149, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,880	8,880
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,995	3,995
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN Series DB 139, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,390	7,390
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	16,700	16,781
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 3.68%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,985	6,985
Indiana Fin. Auth. Hwy. Rev. Participating VRDN:
Series PT 3980, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,340	26,340
Series PT 3985, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,115	10,115
Series PZ 231, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,560	13,560

	Principal Amount (000s)	Value (000s)
Indiana Fin. Auth. Rev. Participating VRDN:
Series PZ 156, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,635	$ 5,635
Series ROC II R6056, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,225	12,225
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev.:
Participating VRDN Series PA 1405, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,125	7,125
(Howard Reg'l. Health Sys. Proj.):
Series A, 3.84%, LOC Comerica Bank, Detroit, VRDN (b)	3,400	3,400
Series B, 3.84%, LOC Nat'l. City Bank Cleveland, VRDN (b)	8,880	8,880
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN:
Series PT 1412, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,335	12,335
Series Putters 1448, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,000	7,000
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,175	3,175
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series Merlots B18, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,985	4,985
Series MS 942 D, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	4,299	4,299
Series PT 2189, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,820	3,820
Series PT 2245, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,530	4,530
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.69% (Liquidity Facility Bank of America NA) (b)(d)	4,240	4,240
Merrillville Multi-School Bldg. Corp. Participating VRDN Series Putters 922, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,895	9,895
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series PT 2794, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,315	8,315
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN:
Series DB 194, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,235	5,235
Series PT 3281, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,395	5,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.:
Bonds Series PT 3817, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	$ 25,200	$ 25,200
Participating VRDN Series PT 3510, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,185	8,185
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 4.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	600	600
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 4.1%, LOC JPMorgan Chase Bank, VRDN (b)	400	400
Wayne Township Maron County School Bldg. Corp. Participating VRDN Series PT 2016, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,185	5,185
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,065	10,065
White County Hosp. Rent Rev. 3.68%, LOC Regions Bank of Alabama, VRDN (b)	17,600	17,600
		278,030
Iowa - 0.7%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 3.84%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,535	4,535
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.84%, LOC KBC Bank NV, VRDN (b)	4,265	4,265
Iowa Gen. Oblig. TRAN 4.25% 6/29/07	47,000	47,069
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 3.79%, LOC LaSalle Bank NA, VRDN (b)	10,000	10,000
		65,869
Kansas - 0.5%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 3.72% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN:
Series Putters 1193, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,550	4,550
Series Putters 324, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,690	11,690
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	27,100	27,100
		47,340

	Principal Amount (000s)	Value (000s)
Kentucky - 0.6%
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,280	$ 6,280
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series IXIS 05 24, 3.71% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	21,890	21,890
Louisville Participating VRDN Series ROC 651 CE, 3.71% (Liquidity Facility Citibank NA) (b)(d)	10,500	10,500
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 3.72% (Liquidity Facility Citibank NA) (b)(d)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.74% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,100	2,100
Series 1984 B2, 3.74% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	6,000	6,000
Series 1984 B3, 3.74% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	5,625	5,625
		56,310
Louisiana - 2.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2006 B, 3.65% (FGIC Insured), VRDN (b)	35,700	35,700
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7053027 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	29,700	29,700
Series PT 2749, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,240	5,240
Series ROC II RR 9049, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	17,940	17,940
Louisiana Gen. Oblig. Participating VRDN:
Series MT 158, 3.71% (Liquidity Facility BNP Paribas SA) (b)(d)	22,915	22,915
Series Putters 1408, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,155	6,155
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.):
Subseries 2005 C1, 3.65% (AMBAC Insured), VRDN (b)	20,690	20,690
Subseries 2005 C2, 3.65% (AMBAC Insured), VRDN (b)	43,015	43,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series EGL 06 84 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 15,300	$ 15,300
Series MT 233, 3.94% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	40,000	40,000
New Orleans Aviation Board Rev. Series 1993 B, 3.7% (MBIA Insured), VRDN (b)	17,840	17,840
		254,495
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,720	2,720
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	3,975	3,975
		6,695
Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,060	3,060
Baltimore Rev. Participating VRDN Series SGA 20, 3.71% (Liquidity Facility Societe Generale) (b)(d)	5,500	5,500
Gaithersburg Econ. Dev. Rev. Board (Asbury Proj.) Series B, 3.67%, LOC KBC Bank NV, VRDN (b)	7,080	7,080
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	700	700
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 867, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	17,900	17,900
(Adventist Health Mid Atlantic Proj.) Series 2005 B, 3.67%, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,700	13,700
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 3.68%, LOC Manufacturers & Traders Trust Co., VRDN (b)	19,740	19,740
		67,680

	Principal Amount (000s)	Value (000s)
Massachusetts - 1.1%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 01 2105, 3.7% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	$ 21,000	$ 21,000
Series D, 3.68% 4/5/07 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	27,100	27,100
Series F, 3.68% 4/2/07 (Liquidity Facility JPMorgan Chase Bank), CP	14,300	14,300
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN Series EGL 7050068 Class A, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,880	11,880
Massachusetts Wtr. Auth. Participating VRDN Series LB 07 KL3, 3.68% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	31,685	31,685
		105,965
Michigan - 3.6%
Charlotte Pub. School District Participating VRDN Series Putters 860, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,025	5,025
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 3.69%, LOC Comerica Bank, Detroit, VRDN (b)	11,300	11,300
Detroit City School District Participating VRDN:
ROC II R1033, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,255	2,255
Series BA 01 P, 3.75% (Liquidity Facility Bank of America NA) (b)(d)	6,075	6,075
Series PT 3364, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	10,470	10,470
Series PT 3559, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,980	19,980
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 00 I, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,500	7,500
Series PT 3578, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,265	5,265
Series Putters 3756, 3.7% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,495	7,495
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,100	4,100
Series MS 06 1445, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	8,700	8,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	$ 8,000	$ 8,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 3.72% (Liquidity Facility Citibank NA) (b)(d)	13,375	13,375
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Washington Foote Memorial Hosp. Proj.) Series B, 3.67%, VRDN (b)	6,400	6,400
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 3.7% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	10,985	10,985
L'Anse Creuse Pub. Schools Participating VRDN:
Series EGL 06 32 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	3,700	3,700
Series Putters 927, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,460	5,460
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 02 35, 3.68% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,845	14,845
Series EGL 01 2202, 3.72% (Liquidity Facility Citibank NA) (b)(d)	8,145	8,145
Series MSTC 2006 277 Class A, 3.74% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,600	9,600
Series PZ 119, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,000	14,000
(Facilities Prog.) Series 2005 IIA, 3.7%, LOC DEPFA BANK PLC, VRDN (b)	7,700	7,700
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 3.71% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	17,280	17,280
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series Putters 1404, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,195	14,195
Series C, 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,900	11,900
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series C, 3.69% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	43,840	43,840
Michigan Muni. Bond Auth. Rev. Participating VRDN Series MS 718, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	30,080	30,080

	Principal Amount (000s)	Value (000s)
Michigan Strategic Fund Ltd. Oblig. Rev. (The Van Andel Research Institute Proj.) Series 1999, 3.7%, LOC LaSalle Bank Midwest NA, VRDN (b)	$ 14,400	$ 14,400
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	8,375	8,375
Northern Michigan Univ. Revs. 3.79% (AMBAC Insured), VRDN (b)	9,700	9,700
West Branch Rose City Area School District Participating VRDN Series ROC II R7511, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,080	6,080
		346,225
Minnesota - 2.2%
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	17,900	17,900
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 3.84%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,450	3,450
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series GS 07 1G, 3.7% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	40,300	40,300
Series GS 07 2G, 3.7% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	38,935	38,935
Series Merlots 00 ZZ, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	14,210	14,210
Series SGA 121, 3.71% (Liquidity Facility Societe Generale) (b)(d)	7,410	7,410
3.61% 4/5/07, LOC WestLB AG, CP	10,000	10,000
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	3,300	3,300
Series MS 01 719, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	42,885	42,885
Series ROC II R4039, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,630	3,630
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.7%, LOC Fannie Mae, VRDN (b)	21,400	21,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Roseville Health Care Facilities (Presbyterian Homes Proj.) 3.84%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,305	$ 3,305
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,525	5,525
		212,250
Mississippi - 0.6%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.) Series 85 G2, 3.73% tender 4/3/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,900	5,900
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2000 A, 3.7%, LOC JPMorgan Chase Bank, VRDN (b)	22,850	22,850
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series ROC II R6051, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,880	6,880
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.72% (Liquidity Facility Citibank NA) (b)(d)	5,300	5,300
Series MS 905, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,325	3,325
Series Putters 138, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,350	16,350
		60,605
Missouri - 2.4%
Golden Valley Memorial Hosp. District 3.7%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Jackson County Spl. Oblig. Participating VRDN Series ROC RR II R 9014, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,140	8,140
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,950	7,950
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 3.72% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
(DeSmet Jesuit High School Proj.) Series 2002, 3.84%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,900	5,900

	Principal Amount (000s)	Value (000s)
(Saint Louis Univ. Proj.):
Series 1999 B, 3.82% (Liquidity Facility Bank of America NA), VRDN (b)	$ 9,820	$ 9,820
3.82% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	3,845	3,845
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series PT 3567, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,745	6,745
Series PT 3571, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,935	6,935
Series Putters 1433, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,995	6,995
Missouri Joint Muni. Elec. Util. Cmnty. Pwr. Proj. Participating VRDN Series ROC II R 620PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,760	5,760
Platte County Reorganized School District Participating VRDN Series PT 2180, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,195	5,195
Saint Louis Arpt. Rev. Participating VRDN:
Series DB 161, 3.72% (Liquidity Facility Deutsche Bank AG) (b)(d)	44,645	44,645
Series PT 3431, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	38,765	38,765
Series PT 3848, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,195	16,195
Springfield Pub. Utils. Rev. Participating VRDN:
Series PT 3703, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,655	20,655
Series Putters 3655, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	29,215	29,215
		228,760
Montana - 0.3%
Montana Health Facilities Auth. Hosp. Rev. Participating VRDN Series MT 250, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	33,895	33,895
Nebraska - 0.5%
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,350	4,350
Nebraska Pub. Pwr. District Rev. Participating VRDN Series ROC II R9000, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,095	4,095
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.72% (Liquidity Facility Citibank NA) (b)(d)	$ 9,000	$ 9,000
Series EGL 04 10 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	5,065	5,065
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series ROC II R 9030, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,320	7,320
3.62% 4/9/07 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Omaha Spl. Oblig. Participating VRDN Series DB 125, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,215	8,215
		48,045
Nevada - 2.2%
Clark County Arpt. Rev. Series E2, 3.7% (FGIC Insured), VRDN (b)	8,795	8,795
Clark County Gen. Oblig. Participating VRDN:
Series MS 1282, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	7,000	7,000
Series PZ 135, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,600	6,600
Series ROC II R1035, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,910	5,910
Clark County School District Participating VRDN:
Series Merlots 05 B3, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,755	8,755
Series PT 2406, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,365	11,365
Series PT 3404, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,870	8,870
Series PZ 167, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,525	4,525
Series PZ 169, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,575	10,575
Series PZ 171, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,145	7,145
Series PZ 174, 3.7% (Liquidity Facility Wells Fargo & Co.) (b)(d)	29,005	29,005
Series ROC II R2184, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,455	14,455
Las Vegas Valley Wtr. District Participating VRDN Series PT 1675, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,835	11,835
Nevada Gen. Oblig. Participating VRDN Series PT 2762, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,770	7,770

	Principal Amount (000s)	Value (000s)
Nevada Hwy. Impt. Rev. Participating VRDN:
Series Clipper 05 37, 3.69% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	$ 20,000	$ 20,000
Series Putters 1577, 3.71% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,350	12,350
Series Putters PZ 154, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,975	18,975
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,275	5,275
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series Austin 07 120, 3.7% (Liquidity Facility Bank of America NA) (b)(d)	11,510	11,510
		210,715
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 3.67%, LOC Wachovia Bank NA, VRDN (b)	7,850	7,850
New Hampshire Health & Ed. Facilities Auth. Rev. (Crotched Mountain Foundation Proj.) 3.67%, LOC Allied Irish Banks PLC, VRDN (b)	7,500	7,500
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	10,200	10,200
		25,550
New Jersey - 0.6%
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R2102, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,715	4,715
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 613, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,165	3,165
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 116, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	46,590	46,590
Series ROC 4040, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,010	7,010
		61,480
New Mexico - 0.3%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 2202, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,395	5,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Fin. Auth. Rev. Participating VRDN Series Solar 06 34, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	$ 4,000	$ 4,000
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,940	3,940
Portales Student Hsg. Rev. Series A, 3.68%, LOC Banco Santander Central Hispano SA, VRDN (b)	13,520	13,520
		26,855
New York - 4.5%
Hudson Yards Infrastructure Corp. Participating VRDN Series EGL 07 0030, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	40,000	40,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6023 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	13,035	13,035
Series EGL 04 41 Class A, 3.7% (Liquidity Facility Citibank NA) (b)(d)	15,005	15,005
Series ROC II R282, 3.7% (Liquidity Facility Citibank NA) (b)(d)	20,095	20,095
New York Participating VRDN Series ROC II RR 670, 3.7% (Liquidity Facility Citibank NA) (b)(d)	43,790	43,790
New York City Gen. Oblig. Participating VRDN Series PT 3844, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,620	18,620
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 27 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	8,485	8,485
Series EGL 04 35 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series EGL 06 74 Class A, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,045	7,045
Series EGL 7050083 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	8,000	8,000
Series Floaters 06 1351, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	13,880	13,880
Series Merlots 00 DDD, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	18,625	18,625
Series ROC II R 441, 3.7% (Liquidity Facility Citibank NA) (b)(d)	10,300	10,300
Series ROC II R406, 3.7% (Liquidity Facility Citibank NA) (b)(d)	16,960	16,960
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	38,500	38,500

	Principal Amount (000s)	Value (000s)
New York State Dorm. Auth. Revs. Participating VRDN:
Series Eagle 06 0138, 3.71% (Liquidity Facility Citibank NA) (b)(d)	$ 13,680	$ 13,680
Series EGL 06 47 Class A, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	28,300	28,300
Series MS 12216, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	12,000	12,000
Series ROC II R 532, 3.7% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
New York State Thruway Auth. Gen. Rev. Participating VRDN Series ROC II R4076, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,195	9,195
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series Putters 1186, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,240	6,240
New York State Urban Dev. Corp. Rev. Participating VRDN Series EGL 03 57 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	9,880	9,880
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series MS 01 698, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	10,657	10,657
Series Putters 424, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,455	6,455
Sales Tax Asset Receivables Corp. Participating VRDN Series Putters 1133Z, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,910	13,910
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series EGL 03 4, Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	10,700	10,700
Series B, 3.64% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	24,195	24,195
		431,502
Non State Specific - 0.2%
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,540	8,540
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 016, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,215	8,215
		16,755
North Carolina - 1.6%
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev. (Forsyth Country Day School, Inc. Proj.) 3.68%, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0131, 3.72% (Liquidity Facility Citibank NA) (b)(d)	$ 20,000	$ 20,000
Series EGL 07 0016, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	16,000	16,000
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,115	6,115
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MT 99, 3.71% (Liquidity Facility BNP Paribas SA) (b)(d)	4,075	4,075
Series PA 693, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
North Carolina Gen. Oblig. Series 2002 E, 3.63% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	40,760	40,760
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 811, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	31,200	31,200
(Carolina Meadows, Inc. Proj.) 3.67%, LOC Allied Irish Banks PLC, VRDN (b)	4,900	4,900
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 3.71% (Liquidity Facility BNP Paribas SA) (b)(d)	9,695	9,695
Series ROC II R211, 3.71% (Liquidity Facility Citibank NA) (b)(d)	4,330	4,330
		148,470
North Dakota - 0.1%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,490	6,490
Ohio - 2.2%
Cincinnati City School District Participating VRDN Series PT 3671, 3.7% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	17,225	17,225
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,000	10,000
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 3.68%, LOC Allied Irish Banks PLC, VRDN (b)	10,550	10,550

	Principal Amount (000s)	Value (000s)
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) 3.68%, LOC Keybank Nat'l. Assoc., VRDN (b)	$ 8,850	$ 8,850
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.82%, VRDN (b)	17,500	17,500
Subseries B3, 3.82%, VRDN (b)	17,300	17,300
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 3.7%, LOC JPMorgan Chase Bank, VRDN (b)	3,100	3,100
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 3.73%, LOC JPMorgan Chase Bank, VRDN (b)	9,470	9,470
Montgomery County Hosp. Rev. Participating VRDN Series MT 236, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	41,665	41,665
Ohio Gen. Oblig. Participating VRDN Series PT 3435, 3.7% (Liquidity Facility DEPFA BANK PLC) (b)(d)	16,260	16,260
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 3.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,640	3,640
Series 1999, 3.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,640	4,640
Series 2004 B, 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,100	6,100
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series PT 3649, 3.7% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,055	15,055
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 3.68%, LOC JPMorgan Chase Bank, VRDN (b)	14,275	14,275
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 3.68%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,275	10,275
		205,905
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 3.84%, LOC KBC Bank NV, VRDN (b)	1,200	1,200
Oklahoma Inds. Auth. Rev. Participating VRDN Series Putters 455Z, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,330	4,330
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.68% (AMBAC Insured), VRDN (b)	40,000	40,000
		45,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.9%
Clackamus County School District #7J Participating VRDN Series PT 3066, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,470	$ 9,470
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,300	4,300
Series Solar 06 90, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	15,635	15,635
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN:
Series Putters 469, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,630	9,630
Series ROC II R 9004, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,715	1,715
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 B, 3.67%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	21,700	21,700
Oregon Homeowner Rev. Participating VRDN Series MT 327, 3.73% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	8,060	8,060
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.8% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
Springfield Pub. Util. Rev. Participating VRDN Series MT 06 43, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,995	9,995
		90,505
Pennsylvania - 3.1%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	26,255	26,255
Series Putters 1281, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,800	8,800
Bristol Borough School District Participating VRDN Series Putters 1687, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,415	6,415
Bucks County Wtr. & Swr. Auth. Sys. Rev. Participating VRDN Series Putters 1644, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,520	3,520
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Cmntys. Proj.) Series 2003, 3.67%, LOC Allied Irish Banks PLC, VRDN (b)	2,790	2,790

	Principal Amount (000s)	Value (000s)
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 3.75%, LOC KBC Bank NV, VRDN (b)	$ 4,115	$ 4,115
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.69% (Liquidity Facility Bank of New York, New York) (b)(d)	40,000	40,000
Harrisburg Auth. Wtr. Rev. Series 2002 B, 3.7% (FSA Insured), VRDN (b)	10,435	10,435
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 3.67%, LOC Citizens Bank of Pennsylvania, VRDN (b)	5,300	5,300
Lehigh Participating VRDN Series MT 385, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,870	6,870
Lehigh County Gen. Purp. Auth. Participating VRDN Series PT 3909, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,095	4,095
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.7%, LOC Bank of New York, New York, VRDN (b)	4,790	4,790
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.71% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	10,455	10,455
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Honeysuckle Student Hldgs., Inc. Student Hsg. Proj.) Series A, 3.67%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
(Marywood Univ. Proj.) Series A, 3.67%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,090	6,090
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 3.68% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,790	14,790
Pennsylvania Tpk. Commission Tpk. Rev.:
Participating VRDN Series Floaters 06 1402, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	10,000	10,000
Series 2002 A1, 3.7% (Liquidity Facility WestLB AG), VRDN (b)	6,850	6,850
Series 2002 A3, 3.7% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	11,500	11,500
Philadelphia Gen. Oblig. TRAN 4.5% 6/29/07	20,800	20,836
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Proj.) Series A, 3.67%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School Participating VRDN Series MS 7031, 3.69% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 15,325	$ 15,325
Philadelphia School District Participating VRDN Series Putters 870, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,245	5,245
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 3.7% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	25,860	25,860
State Pub. School Bldg. Auth. Participating VRDN Series MS 06 1552, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	19,665	19,665
		292,901
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 790, 3.68% (Liquidity Facility Citibank NA) (b)(d)	15,000	15,000
Rhode Island - 0.1%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	9,530	9,530
South Carolina - 2.8%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	8,523	8,523
Charleston County School District Participating VRDN Series PT 2100, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,620	13,620
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN:
Series ROC II R481X, 3.71% (Liquidity Facility Citibank NA) (b)(d)	15,075	15,075
Series ROC II R515, 3.71% (Liquidity Facility Citibank NA) (b)(d)	7,470	7,470
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 1365, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	29,723	29,723
Horry County School District Participating VRDN Series PT 3606, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	35,710	35,710
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MSTC 293, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,000	8,000

	Principal Amount (000s)	Value (000s)
Richland County School District #1 Participating VRDN Series AAB 03 29, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	$ 10,000	$ 10,000
Scago Edl. Facilities Corp. for Colleton School District Participating VRDN Series PT 3815, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,710	10,710
South Carolina Jobs-Econ. Dev. Auth. (Oconee Memorial Hosp., Inc. Proj.) Series A, 3.71% (Radian Asset Assurance, Inc. Insured), VRDN (b)	5,400	5,400
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
Series EGL 03 44 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	4,200	4,200
Series EGL 04 17 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	7,660	7,660
Series EGL 06 19 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	19,110	19,110
Series EGL 720053021 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	15,615	15,615
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	12,500	12,500
Series PT 3184, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,330	5,330
Series PT3873, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	49,995	49,995
York County School District Participating VRDN Series PZ 228, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,440	10,440
		271,081
Tennessee - 0.8%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 06 9, 3.69% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	7,205	7,205
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,935	8,935
Memphis Elec. Sys. Rev. Participating VRDN Series Putters 1350, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,610	4,610
Memphis Gen. Oblig. Participating VRDN Series IXIS 05 7, 3.71% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	5,665	5,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 3.69% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	$ 5,000	$ 5,000
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 00 4201, 3.72% (Liquidity Facility Citibank NA) (b)(d)	8,000	8,000
Series 06C, 3.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	23,975	23,975
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,700	8,700
		72,090
Texas - 19.1%
Alvin Independent School District Participating VRDN Series PT 3110, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,140	6,140
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	11,975	11,975
Series B, 3.7% (MBIA Insured), VRDN (b)	54,200	54,200
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,780	8,780
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	10,000	10,000
Series SGA 131, 3.71% (Liquidity Facility Societe Generale) (b)(d)	8,605	8,605
3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,650	8,650
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 3.72% (Liquidity Facility Citibank NA) (b)(d)	5,955	5,955
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.73% (Liquidity Facility Bank of America NA) (b)(d)	6,575	6,575
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 00 4303, 3.72% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Series Floater PZ 153, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,800	4,800
Series Merlots 01 A63, 3.69% (Liquidity Facility Bank of New York, New York) (b)(d)	6,415	6,415

	Principal Amount (000s)	Value (000s)
Series Putters 1319, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 6,075	$ 6,075
Series ROC RR II R 9508, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	16,040	16,040
3.7% (FSA Insured), VRDN (b)	21,400	21,400
Beaumont Wtrwks. & Swr. Sys. Participating VRDN Series Putters 859, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 411, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,815	2,815
Brownsville Independent School District Participating VRDN Series PT 3627, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,930	8,930
Brownsville Util. Participating VRDN Series Solar 06 68, 3.71% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	3,130	3,130
Brownsville Util. Sys. Rev. Participating VRDN Series ROC II R4074, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,345	10,345
Canadian River Muni. Wtr. Auth. Participating VRDN:
Series PT 2792, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,810	5,810
Series PT 3276, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,265	5,265
Series ROC II R 2204, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,535	8,535
Canutillo Independent School District Participating VRDN Series PT 1936, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,800	4,800
Comal Independent School District Participating VRDN Series PT 1676, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,900	5,900
Corpus Christi Gen. Oblig. Participating VRDN:
Series PT 2105, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,625	9,625
Series Putters 968, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,380	4,380
Corsicana Independent School District Participating VRDN Series PT 2430, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,170	5,170
Crowley Independent School District Participating VRDN Series MS 1171, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	5,105	5,105
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Participating VRDN:
Series PT 3405, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 26,985	$ 26,985
Series PT 3893, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,235	5,235
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 01 4310 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	6,290	6,290
Series ROC II R3014, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,140	5,140
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,570	6,570
Dallas Gen. Oblig. Bonds 5% 2/15/08	7,680	7,773
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series PT 3441, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,755	8,755
Series Putters 1434, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,200	2,200
Denton County Lewisville Independent School District Participating VRDN Series PT 2089, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,570	5,570
Denton Util. Sys. Rev. Participating VRDN Series MS 00 428, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	9,835	9,835
Dickinson Independent School District Participating VRDN:
Series AAB 06 10, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,615	12,615
Series DB 146, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,390	8,390
Series DB 147, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,210	9,210
Series DB 152, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,240	6,240
Duncanville Independent School District Participating VRDN:
Series MSTC 3000, 3.71% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,570	8,570
Series PT 3209, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,305	4,305

	Principal Amount (000s)	Value (000s)
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 11,665	$ 11,665
Series SGA 106, 3.71% (Liquidity Facility Societe Generale) (b)(d)	2,485	2,485
Elgin Independent School District Participating VRDN Series DB 166, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,640	5,640
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,105	13,105
Series PT 1905, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,020	4,020
Frisco Independent School District Participating VRDN Series Putters 476, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,140	4,140
Galena Park Independent School District Participating VRDN Series SG 154, 3.69% (Liquidity Facility Societe Generale) (b)(d)	11,065	11,065
Goose Creek Independent School District Participating VRDN Series PZ 219, 3.71% (Liquidity Facility Wells Fargo & Co.) (b)(d)	10,285	10,285
Grapevine-Colleyville Independent School District Participating VRDN Series PT 3530, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,110	8,110
Harlandale Independent School District Participating VRDN Series SGA 100, 3.71% (Liquidity Facility Societe Generale) (b)(d)	7,480	7,480
Harris County Flood Cont. District Participating VRDN Series Putters 1636, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,570	9,570
Harris County Gen. Oblig. Participating VRDN:
Series EGL 02 6012 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series PA 02 1095, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,185	11,185
Series Putters 545, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,660	4,660
Series Putters 646, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,195	4,195
Series ROC II R 718 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,495	8,495
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,445	6,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 3.73%, LOC JPMorgan Chase Bank, VRDN (b)	$ 4,595	$ 4,595
Harris County-Houston Sports Auth. Rev. Participating VRDN Series PZ 95, 3.72% (Liquidity Facility BNP Paribas SA) (b)(d)	15,180	15,180
Harris County-Houston Sports Auth. Spl. Rev.:
Participating VRDN Series PZ 65, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,165	8,165
(Rodeo Proj.) Series 2001 C, 3.72% (MBIA Insured), VRDN (b)	19,925	19,925
Hays Consolidated Independent School District Participating VRDN:
Series PT 2543, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,980	3,980
Series Putters 632, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,170	3,170
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 3.72% (Liquidity Facility Citibank NA) (b)(d)	8,910	8,910
Series MS 845, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,010	3,010
Series SG 149, 3.69% (Liquidity Facility Societe Generale) (b)(d)	17,500	17,500
Houston Gen. Oblig. Participating VRDN:
Series EGL 04 23 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series PT 969, 3.71% (Liquidity Facility DEPFA BANK PLC) (b)(d)	18,835	18,835
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	7,500	7,500
Houston Independent School District Participating VRDN:
Series PT 3160, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,375	5,375
Series Solar 06 19, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	4,710	4,710
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.71% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,400	3,400
Houston Util. Sys. Rev. Participating VRDN:
EGL 07 0007, 3.71% (Liquidity Facility Citibank NA) (b)(d)	20,895	20,895

	Principal Amount (000s)	Value (000s)
Series EGL 06 78 Class A, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	$ 17,000	$ 17,000
Series PT 2303, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,650	5,650
Series PT 3197, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,120	15,120
Series Putters 669, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,420	6,420
Series Putters 906, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series Solar 06 70, 3.71% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	17,200	17,200
Series TOC 04 A, 3.69% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	12,100	12,100
Houston Wastewtr. Finl. Svcs. Auth. Participating VRDN Series LB 06 P91, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	7,715	7,715
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 3.73% (Liquidity Facility Bank of America NA) (b)(d)	6,525	6,525
Series PT 3568, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,330	9,330
Series SG 120, 3.71% (Liquidity Facility Societe Generale) (b)(d)	30,305	30,305
Humble Independent School District Participating VRDN Series Solar 06 20, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,435	14,435
Hutto Independent School District Participating VRDN 3.7% (Liquidity Facility Bank of New York, New York) (b)(d)	9,380	9,380
Jefferson County Participating VRDN Series PT 1414, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,445	6,445
Katy Independent School District Participating VRDN Series PT 1598, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,575	5,575
Keller Independent School District Participating VRDN Series PT 2280, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,300	6,300
Klein Independent School District Participating VRDN Series PT 3371, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Leander Independent School District Participating VRDN:
Series PT 2405, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,230	$ 5,230
Series Putters 507, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,175	7,175
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 3.72% (Liquidity Facility Citibank NA) (b)(d)	5,880	5,880
Series A, 3.65% 4/4/07 (Liquidity Facility JPMorgan Chase Bank), CP	8,000	8,000
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,620	5,620
Mansfield Independent School District Participating VRDN Series PA 1174, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,080	10,080
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1064, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,860	5,860
McKinney Independent School District Participating VRDN Series Floaters 2006 26, 3.69% (Liquidity Facility Wells Fargo & Co.) (b)(d)	9,935	9,935
Mesquite Independent School District Participating VRDN Series PT 2192, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,230	6,230
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 3.71% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,840	6,840
North Central Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 913, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,080	12,080
North East Texas Independent School District Participating VRDN:
Series PT 1249, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,340	18,340
Series PT 3951, 3.72% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	14,485	14,485
Series Putters 1395, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,735	5,735
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R6074, 3.71% (Liquidity Facility Citibank NA) (b)(d)	7,325	7,325

	Principal Amount (000s)	Value (000s)
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series AAB 06 6, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	$ 10,015	$ 10,015
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3.72% (Liquidity Facility Citibank NA) (b)(d)	2,085	2,085
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,515	5,515
Plano Independent School District Participating VRDN:
Series Putters 1428:
3.71% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,390	3,390
3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,210	5,210
Series ROC II R2106, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	17,140	17,140
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC RR II 650, 3.71% (Liquidity Facility Citibank NA) (b)(d)	11,505	11,505
Rio Grande City Consolidated Independent School District Participating VRDN Series PT 1494, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,140	3,140
Rockwell Independent School District Participating VRDN Series MSTC 06 270 Class A, 3.71% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,420	7,420
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 1977, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,235	7,235
Series Putters 1451, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,425	3,425
Series SG 105, 3.71% (Liquidity Facility Societe Generale) (b)(d)	24,200	24,200
3.69% (Liquidity Facility Bank of America NA), VRDN (b)	87,300	87,300
San Antonio Gen. Oblig. Participating VRDN:
Series Putters PZ 159, 3.69% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,440	4,440
Series ROC II R7519, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,110	5,110
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.69%, tender 4/6/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,400	3,400
Participating VRDN Series PT 1600, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,980	11,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	$ 6,055	$ 6,055
Series EGL 06 5 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	14,500	14,500
Series Merlots 00 VV, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	21,000	21,000
Series MS 1237, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	18,750	18,750
Series Solar 06 82, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,245	6,245
Series Stars 07 09, 3.7% (Liquidity Facility BNP Paribas SA) (b)(d)	5,120	5,120
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,995	9,995
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.72% (Liquidity Facility Citibank NA) (b)(d)	5,900	5,900
Series PT 2653, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,980	10,980
Series Putters 1036, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	9,625	9,625
Springfield Pub. Util. Rev. Participating VRDN 3.7% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	11,770	11,770
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,870	7,870
Temple Independent School District Participating VRDN Series DB 136, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,135	8,135
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,930	4,930
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 3.7%, LOC Freddie Mac, VRDN (b)	10,865	10,865
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	14,400	14,400
Series MS 1147, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	4,005	4,005

	Principal Amount (000s)	Value (000s)
Series PT 3018, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,470	$ 5,470
Series PT 3026, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,160	4,160
Series Putters 05 1013A, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,645	3,645
Series Putters 1016, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,305	3,305
Series Putters 1361, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,765	8,765
Series Solar 06 57, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,100	5,100
TRAN 4.5% 8/31/07	262,450	263,336
Texas Muni. Pwr. Agcy. Rev. Participating VRDN Series Putters 1332, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,485	4,485
Texas State Univ. Sys. Fing. Rev. Participating VRDN:
Series PT 3473, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,105	8,105
Series PT 3474, 3.72% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	12,730	12,730
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1329, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,675	12,675
Texas Trans. Hwy. Participating VRDN Series MSTC 7026, 3.69% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,425	6,425
The Colony Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2369, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,345	7,345
Trinity River Auth. Rev. Participating VRDN Series Putters 1058 B, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,975	4,975
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.71% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	3,715	3,715
United Independent School District Participating VRDN Series PT 3121, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,740	5,740
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 3.71% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Univ. Revs. Participating VRDN:
Series MS 98 97, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	$ 14,885	$ 14,885
Series Putters 1328, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,650	8,650
Series Putters 1604, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,900	11,900
Series Putters 584, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,745	13,745
Series Putters 592, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,565	5,565
Series ROC II R 1080, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,800	6,800
Waco Gen. Oblig. Participating VRDN Series PT 2098, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,400	5,400
White Settlement Independent School District Participating VRDN Series PT 3047, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,060	7,060
Wylie Independent School District Participating VRDN Series PT 2316, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,440	6,440
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,855	2,855
Series Putters 1051, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,825	5,825
		1,823,514
Utah - 0.9%
Central Utah Wtr. Conservatory District Participating VRDN Series PT 2420, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,265	5,265
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 3.7% (Liquidity Facility Citibank NA), VRDN (b)	27,500	27,500
Orem Wtr. & Storm Swr. Rev. Participating VRDN Series ROC II R 7506, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,225	6,225
Salt Lake City Sales Tax Rev. 3.69% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	14,450	14,450
Utah Gen. Oblig. Participating VRDN Series Putters 1370, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,600	5,600

	Principal Amount (000s)	Value (000s)
Utah Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 1197, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	$ 20,000	$ 20,000
Series ROC II R 609PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,030	4,030
		83,070
Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Student Hsg. Fin. Agcy. (West Block Univ. of Vermont Apts. Proj.) Series 2004 A, 3.67%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	12,075	12,075
Virginia - 0.9%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.74% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	4,300	4,300
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,870	3,870
Portsmouth Participating VRDN Series ROC II R6054, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,170	3,170
Univ. of Virginia Univ. Revs. Participating VRDN:
Series EGL 06 17 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	12,200	12,200
Series MS 856, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	27,960	27,960
Series Putters 134, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	14,285	14,285
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,665	3,665
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,880	16,880
		89,330
Washington - 5.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series PT 3449, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,915	6,915
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,960	3,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,105	$ 5,105
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	10,815	10,815
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	50,905	50,905
Series PA 825, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,245	6,245
Series PT 1978, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,450	6,450
Series Putters 256, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,545	4,545
Series ROC II R4524, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,990	4,990
Everett Gen. Oblig. 3.71%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Goat Hill Properties Lease Rev. Participating VRDN Series Putters 957, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,305	7,305
King County Gen. Oblig. Participating VRDN:
Series MS 1242, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	7,000	7,000
Series PT 2170, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,010	8,010
King County Pub. Hosp. District #2 Participating VRDN Series PT 2469, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,870	7,870
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC RR II R 2151, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,260	5,260
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	9,455	9,455
Series Solar 06 77, 3.71% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,660	7,660
Port of Seattle Rev. Participating VRDN:
Series PT 3043, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,340	8,340

	Principal Amount (000s)	Value (000s)
Series PT 3499, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,240	$ 7,240
Series ROC II R 9029, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,525	9,525
Series ROC II RR 9028, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,525	9,525
Port of Tacoma Rev.:
Participating VRDN Series PT 2164, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,895	7,895
Series A, 3.65% 8/10/07, LOC WestLB AG, CP	18,000	18,000
Seattle Drain & Wastewtr. Util. Rev. Participating VRDN Series SG 00 135, 3.71% (Liquidity Facility Societe Generale) (b)(d)	19,885	19,885
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1604, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,695	8,695
Seattle Wtr. Sys. Rev. Participating VRDN:
Series Putters 3664 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,560	20,560
Series Solar 06 2, 3.71% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,835	9,835
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 3.71%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Spokane County School District #81 Participating VRDN Series ROC II R4000, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,545	3,545
Tacoma Convention Ctr. Participating VRDN Series PT 2344, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,025	6,025
Tacoma Gen. Oblig. Participating VRDN Series PT 2322, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,770	5,770
Thurston County School District #111 Participating VRDN Series Putters 1396, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,275	8,275
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 2333, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,730	6,730
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 3.69% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	37,230	37,230
Series EGL 00 4703, 3.72% (Liquidity Facility Citibank NA) (b)(d)	14,140	14,140
Series EGL 00 4704, 3.72% (Liquidity Facility Citibank NA) (b)(d)	3,065	3,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series EGL 00 4705, 3.72% (Liquidity Facility Citibank NA) (b)(d)	$ 8,235	$ 8,235
Series MS 00 388, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	12,145	12,145
Series PA 3863, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,590	7,590
Series PT 2093, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,740	11,740
Series PT 2563, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,400	9,400
Series PT 3874, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,145	12,145
Series Putters 1359, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,410	3,410
Series Putters 1360, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,075	4,075
Series RobIns 6, 3.69% (Liquidity Facility Bank of New York, New York) (b)(d)	13,095	13,095
Series ROC II R 6090, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,775	7,775
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series FRRI 02 L45J, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	40,335	40,335
(Seattle Cancer Care Alliance Proj.) 3.69%, LOC Keybank Nat'l. Assoc., VRDN (b)	4,150	4,150
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) 3.68%, LOC Bank of America NA, VRDN (b)	24,795	24,795
Washington Hsg. Fin. Commission Nonprofit Rev. (Wesley Homes Proj.):
Series A, 3.66%, LOC Bank of America NA, VRDN (b)	10,800	10,800
Series B, 3.66%, LOC Bank of America NA, VRDN (b)	2,850	2,850
		534,910
West Virginia - 0.2%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1114, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,240	4,240

	Principal Amount (000s)	Value (000s)
West Virginia Higher Ed. Policy Commission Rev. Participating VRDN Series Solar 06 50, 3.71% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	$ 15,720	$ 15,720
West Virginia Univ. Revs. Participating VRDN Series PZ 56, 3.72% (Liquidity Facility BNP Paribas SA) (b)(d)	2,215	2,215
		22,175
Wisconsin - 1.7%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,710	5,710
Manitowoc Elec. Rev. Participating VRDN Series DB 110, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	14,315	14,315
Milwaukee County Gen. Oblig. RAN 4.25% 3/27/08	17,000	17,110
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,940	5,940
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,540	3,540
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.69% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,000	7,000
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 1166, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	39,640	39,640
Series Putters 1321, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,140	4,140
Series Putters 531, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,440	3,440
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	28,000	28,000
Series PT 761, 3.71% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,585	7,585
Series RobIns 03 A, 3.7% (Liquidity Facility Bank of New York, New York) (b)(d)	7,417	7,417
(Riverview Hosp. Assoc. Proj.) Series 2001, 3.84%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(The Lutheran Home, Inc. Proj.) 3.68%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	$ 4,900	$ 4,900
Wisconsin Trans. Rev. Series 1997, 3.68% 4/9/07 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,000	4,000
		160,137
	Shares
Other - 2.1%
Fidelity Tax-Free Cash Central Fund, 3.68% (a)(c)	204,692,000	204,692
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $9,365,433)	9,365,433
NET OTHER ASSETS - 1.8%	171,567
NET ASSETS - 100%	$ 9,537,000
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,200,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV)	9/14/05	$ 8,000
Purdue Univ. Rev. Bonds Series PT 3817, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	2/1/07	$ 25,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 7,387

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,160,741)	$ 9,160,741
Fidelity Central Funds (cost $204,692)	204,692
Total Investments (cost $9,365,433)		$ 9,365,433
Cash		51,220
Receivable for investments sold		61,651
Receivable for fund shares sold		70,845
Interest receivable		80,992
Distributions receivable from Fidelity Central Funds		626
Prepaid expenses		31
Receivable from investment adviser for expense reductions		6
Other receivables		571
Total assets		9,631,375

Liabilities
Payable for investments purchased	$ 45,001
Payable for fund shares redeemed	38,949
Distributions payable	7,982
Accrued management fee	1,605
Distribution fees payable	94
Other affiliated payables	548
Other payables and accrued expenses	196
Total liabilities		94,375

Net Assets		$ 9,537,000
Net Assets consist of:
Paid in capital		$ 9,536,030
Distributions in excess of net investment income		(9)
Accumulated undistributed net realized gain (loss) on investments		979
Net Assets		$ 9,537,000
Class I: Net Asset Value, offering price and redemption price per share ($8,976,226 ÷ 8,974,037 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($116,085 ÷ 116,066 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($360,032 ÷ 359,951 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($84,657 ÷ 84,622 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2007

Investment Income
Interest		$ 302,862
Income from Fidelity Central Funds		7,387
Total income		310,249

Expenses
Management fee	$ 17,438
Transfer agent fees	1,300
Distribution fees	1,238
Accounting fees and expenses	750
Custodian fees and expenses	142
Independent trustees' compensation	30
Registration fees	475
Audit	74
Legal	25
Miscellaneous	40
Total expenses before reductions	21,512
Expense reductions	(5,037)	16,475
Net investment income		293,774
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	952
Investment not meeting investment restrictions	(1)
Payment from investment advisor for loss on investment not meeting investment restrictions	1
Total net realized gain (loss)		952
Net increase in net assets resulting from operations		$ 294,726

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2007	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 293,774	$ 154,371
Net realized gain (loss)	952	141
Net increase in net assets resulting from operations	294,726	154,512
Distributions to shareholders from net investment income	(293,780)	(154,344)
Share transactions - net increase (decrease)	2,140,768	2,975,822
Total increase (decrease) in net assets	2,141,714	2,975,990

Net Assets
Beginning of period	7,395,286	4,419,296
End of period (including distributions in excess of net investment income of $9 and distributions in excess of net investment income of $9, respectively)	$ 9,537,000	$ 7,395,286

Financial Highlights - Class I

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.034	.026	.013	.009	.013
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.034	.026	.013	.009	.013
Distributions from net investment income	(.034)	(.026)	(.013)	(.009)	(.013)
Distributions from net realized gain	-	-	- D	- D	-
Total distributions	(.034)	(.026)	(.013)	(.009)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.44%	2.60%	1.30%	.89%	1.30%
Ratios to Average Net Assets B, C
Expenses before reductions	.23%	.24%	.23%	.23%	.24%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%	.18%	.18%	.19%	.19%
Net investment income	3.39%	2.61%	1.28%	.88%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 8,976	$ 6,599	$ 4,041	$ 4,044	$ 3,337

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.024	.011	.007	.011
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.032	.024	.011	.007	.011
Distributions from net investment income	(.032)	(.024)	(.011)	(.007)	(.011)
Distributions from net realized gain	-	-	- D	- D	-
Total distributions	(.032)	(.024)	(.011)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.29%	2.45%	1.15%	.74%	1.15%
Ratios to Average Net Assets B, C
Expenses before reductions	.38%	.39%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.32%	.33%	.33%	.34%	.34%
Net investment income	3.24%	2.46%	1.13%	.73%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 116	$ 182	$ 133	$ 220	$ 55

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.031	.023	.010	.006	.010
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.031	.023	.010	.006	.010
Distributions from net investment income	(.031)	(.023)	(.010)	(.006)	(.010)
Distributions from net realized gain	-	-	- D	- D	-
Total distributions	(.031)	(.023)	(.010)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.18%	2.35%	1.05%	.64%	1.05%
Ratios to Average Net Assets B, C
Expenses before reductions	.48%	.49%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.42%	.43%	.43%	.44%	.44%
Net investment income	3.14%	2.36%	1.03%	.63%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 360	$ 481	$ 174	$ 162	$ 123

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.025	.012	.008	.012
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.033	.025	.012	.008	.012
Distributions from net investment income	(.033)	(.025)	(.012)	(.008)	(.012)
Distributions from net realized gain	-	-	- D	- D	-
Total distributions	(.033)	(.025)	(.012)	(.008)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.39%	2.55%	1.25%	.84%	1.24%
Ratios to Average Net Assets B, C
Expenses before reductions	.29%	.29%	.28%	.28%	.29%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.23%	.23%	.23%	.24%	.24%
Net investment income	3.34%	2.56%	1.23%	.83%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,657	$ 133,281	$ 71,516	$ 61,925	$ 103,950

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Each Fund offers Class I, Class II, and Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. The Tax-Exempt Portfolio realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury Only Portfolio	$ 1,838,042	$ -	$ -	$ -
Treasury Portfolio	9,818,443	-	-	-
Government Portfolio	7,097,270	-	-	-
Prime Money Market Portfolio	13,792,927	-	-	-
Money Market Portfolio	31,597,324	-	-	-
Tax-Exempt Portfolio	9,365,433	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Treasury Only Portfolio	$ 120	$ -	$ 406
Treasury Portfolio	80	-	661
Government Portfolio	53	-	702
Prime Money Market Portfolio	43	-	1,549
Money Market Portfolio	259	-	3,683
Tax-Exempt Portfolio	166	471	-

The tax character of distributions paid was as follows:

March 31, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 71,136	$ -	$ 71,136
Treasury Portfolio	-	449,972	-	449,972
Government Portfolio	-	352,542	-	352,542
Prime Money Market Portfolio	-	702,810	-	702,810
Money Market Portfolio	-	1,366,526	-	1,366,526
Tax-Exempt Portfolio	293,780	-	-	293,780
March 31, 2006
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 37,981	$ -	$ 37,981
Treasury Portfolio	-	282,242	-	282,242
Government Portfolio	-	235,235	-	235,235
Prime Money Market Portfolio	-	405,498	-	405,498
Money Market Portfolio	-	581,650	-	581,650
Tax-Exempt Portfolio	154,344	-	-	154,344

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, certain Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Each applicable Fund's activity during the period is as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Government Portfolio	$ 65,823	4.30%
Money Market Portfolio	$ 62,794	4.30%

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .20% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%
Class III	.25%
Select Class	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 263	$ 22
Class III	418	30
Select Class	9	1
	$ 690	$ 53
Treasury Portfolio: Class II	$ 545	$ 46
Class III	8,786	711
Select Class	126	10
	$ 9,457	$ 767
Government Portfolio: Class II	$ 793	$ 58
Class III	1,879	167
Select Class	22	2
	$ 2,694	$ 227
Prime Money Market Portfolio: Class II	$ 1,602	$ 131
Class III	7,880	617
Select Class	101	6
	$ 9,583	$ 754
Money Market Portfolio: Class II	$ 820	$ 108
Class III	4,063	365
Select Class	152	12
	$ 5,035	$ 485
Tax-Exempt Portfolio: Class II	$ 196	$ 18
Class III	957	74
Select Class	85	5
	$ 1,238	$ 97

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of ..015% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury Only Portfolio - Class I	$ 201
Treasury Only Portfolio - Class II	28
Treasury Only Portfolio - Class III	29
Treasury Only Portfolio - Select Class	3
$ 261
Treasury Portfolio - Class I	$ 806
Treasury Portfolio - Class II	84
Treasury Portfolio - Class III	564
Treasury Portfolio - Select Class	40
$ 1,494
Government Portfolio - Class I	$ 936
Government Portfolio - Class II	122
Government Portfolio - Class III	126
Government Portfolio - Select Class	7
$ 1,191
Prime Money Market Portfolio - Class I	$ 1,479
Prime Money Market Portfolio - Class II	170
Prime Money Market Portfolio - Class III	483
Prime Money Market Portfolio - Select Class	34
$ 2,166
Money Market Portfolio - Class I	$ 3,635
Money Market Portfolio - Class II	90
Money Market Portfolio - Class III	249
Money Market Portfolio - Select Class	48
$ 4,022
Tax-Exempt Portfolio - Class I	$ 1,197
Tax-Exempt Portfolio - Class II	20
Tax-Exempt Portfolio - Class III	59
Tax-Exempt Portfolio - Select Class	24
$ 1,300

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Prime Money Market Portfolio	Lender	10,699	5.34%
Money Market Portfolio	Lender	13,027	5.20%

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Treasury Only Portfolio
Class I	.20%	$ 441
Class II	.35%	64
Class III	.45%	64
Select Class	.25%	7
Treasury Portfolio
Class I	.20%	$ 1,418
Class II	.35%	129
Class III	.45%	1,006
Select Class	.25%	71
Government Portfolio
Class I	.20%	$ 1,657
Class II	.35%	189
Class III	.45%	219
Select Class	.25%	13
Prime Money Market Portfolio
Class I	.20%	$ 2,718
Class II	.35%	304
Class III	.45%	885
Select Class	.25%	59
Money Market Portfolio
Class I	.18%	$ 11,290
Class II	.33%	267
Class III	.43%	785
Select Class	.23%	142
Tax-Exempt Portfolio
Class I	.20%	$ 2,648
Class II	.35%	47
Class III	.45%	138
Select Class	.25%	66

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury Only Portfolio	$ 6	$ -	$ -
Government Portfolio	1	-	-
Money Market Portfolio	58	-	-
Class I	-	224	-
Tax-Exempt Portfolio	142	-	750
Class I	-	1,148	-
Class II	-	19	-
Class III	-	56	-
Select Class	-	23	-

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended March 31,
	2007	2006
From net investment income
Treasury Only Portfolio - Class I	$ 54,644	$ 28,442
Treasury Only Portfolio - Class II	8,121	4,034
Treasury Only Portfolio - Class III	7,571	4,795
Treasury Only Portfolio - Select Class	800	710
Total	$ 71,136	$ 37,981
Treasury Portfolio - Class I	$ 253,140	$ 162,681
Treasury Portfolio - Class II	17,594	9,167
Treasury Portfolio - Class III	166,730	105,396
Treasury Portfolio - Select Class	12,508	4,998
Total	$ 449,972	$ 282,242
Government Portfolio - Class I	$ 288,528	$ 193,639
Government Portfolio - Class II	25,762	16,703
Government Portfolio - Class III	36,032	23,668
Government Portfolio - Select Class	2,220	1,225
Total	$ 352,542	$ 235,235
Prime Money Market Portfolio - Class I	$ 487,140	$ 308,722
Prime Money Market Portfolio - Class II	52,788	31,875
Prime Money Market Portfolio - Class III	152,704	60,285
Prime Money Market Portfolio - Select Class	10,178	4,616
Total	$ 702,810	$ 405,498

Annual Report

8. Distributions to Shareholders - continued

	Years ended March 31,
	2007	2006
Money Market Portfolio - Class I	$ 1,245,009	$ 537,565
Money Market Portfolio - Class II	27,134	8,646
Money Market Portfolio - Class III	78,922	32,269
Money Market Portfolio - Select Class	15,461	3,170
Total	$ 1,366,526	$ 581,650
Tax-Exempt Portfolio - Class I	$ 271,899	$ 141,027
Tax Exempt Portfolio - Class II	4,223	4,157
Tax Exempt Portfolio - Class III	11,918	6,773
Tax Exempt Portfolio - Select Class	5,740	2,387
Total	$ 293,780	$ 154,344

9. Share Transactions.

Transactions for each class of shares were as follows:

	Years ended March 31,
	2007	2006
Treasury Only Portfolio - Class I Shares sold	3,180,076	2,672,159
Reinvestment of distributions	32,424	14,441
Shares redeemed	(2,842,166)	(2,466,992)
Net increase (decrease)	370,334	219,608
Treasury Only Portfolio - Class II Shares sold	1,191,961	879,121
Reinvestment of distributions	4,757	2,546
Shares redeemed	(1,088,610)	(901,561)
Net increase (decrease)	108,108	(19,894)
Treasury Only Portfolio - Class III Shares sold	1,373,967	1,009,693
Reinvestment of distributions	3,514	2,292
Shares redeemed	(1,310,059)	(1,027,772)
Net increase (decrease)	67,422	(15,787)
Treasury Only Portfolio - Select Class Shares sold	53,019	176,797
Reinvestment of distributions	800	694
Shares redeemed	(70,099)	(156,338)
Net increase (decrease)	(16,280)	21,153
Treasury Portfolio - Class I Shares sold	47,419,136	53,660,435
Reinvestment of distributions	100,794	63,195
Shares redeemed	(46,325,978)	(54,774,564)
Net increase (decrease)	1,193,952	(1,050,934)
Treasury Portfolio - Class II Shares sold	5,243,023	5,263,693
Reinvestment of distributions	8,042	5,120
Shares redeemed	(5,226,777)	(5,117,769)
Net increase (decrease)	24,288	151,044
Treasury Portfolio - Class III Shares sold	19,967,635	14,278,600
Reinvestment of distributions	21,122	17,090
Shares redeemed	(19,625,247)	(14,435,787)
Net increase (decrease)	363,510	(140,097)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Years ended March 31,
	2007	2006
Treasury Portfolio - Select Class Shares sold	801,394	973,672
Reinvestment of distributions	526	530
Shares redeemed	(776,091)	(786,494)
Net increase (decrease)	25,829	187,708
Government Portfolio - Class I Shares sold	41,402,261	39,313,704
Reinvestment of distributions	158,877	99,844
Shares redeemed	(41,106,739)	(39,746,261)
Net increase (decrease)	454,399	(332,713)
Government Portfolio - Class II Shares sold	7,460,701	6,354,015
Reinvestment of distributions	17,309	10,386
Shares redeemed	(7,875,076)	(5,930,415)
Net increase (decrease)	(397,066)	433,986
Government Portfolio - Class III Shares sold	4,631,131	4,263,296
Reinvestment of distributions	19,200	11,035
Shares redeemed	(4,563,586)	(4,119,189)
Net increase (decrease)	86,745	155,142
Government Portfolio - Select Class Shares sold	97,212	62,533
Reinvestment of distributions	529	365
Shares redeemed	(81,023)	(83,236)
Net increase (decrease)	16,718	(20,338)
Prime Money Market Portfolio - Class I Shares sold	90,929,457	83,651,111
Reinvestment of distributions	302,424	181,344
Shares redeemed	(90,975,830)	(83,171,861)
Net increase (decrease)	256,051	660,594
Prime Money Market Portfolio - Class II Shares sold	10,186,578	10,856,595
Reinvestment of distributions	46,924	28,956
Shares redeemed	(10,787,205)	(9,840,786)
Net increase (decrease)	(553,703)	1,044,765
Prime Money Market Portfolio - Class III Shares sold	22,269,896	17,190,930
Reinvestment of distributions	41,696	25,945
Shares redeemed	(21,807,845)	(15,790,993)
Net increase (decrease)	503,747	1,425,882
Prime Money Market Portfolio - Select Class Shares sold	2,018,658	509,980
Reinvestment of distributions	6,397	2,323
Shares redeemed	(1,775,483)	(487,062)
Net increase (decrease)	249,572	25,241
Money Market Portfolio - Class I Shares sold	155,333,371	113,995,603
Reinvestment of distributions	945,334	383,588
Shares redeemed	(146,158,495)	(106,920,173)
Net increase (decrease)	10,120,210	7,459,018

Annual Report

9. Share Transactions - continued

	Years ended March 31,
	2007	2006
Money Market Portfolio - Class II Shares sold	7,588,546	3,216,512
Reinvestment of distributions	20,982	7,784
Shares redeemed	(7,290,892)	(3,073,264)
Net increase (decrease)	318,636	151,032
Money Market Portfolio - Class III Shares sold	16,508,719	14,324,194
Reinvestment of distributions	51,708	17,810
Shares redeemed	(15,932,707)	(14,194,428)
Net increase (decrease)	627,720	147,576
Money Market Portfolio - Select Class Shares sold	6,296,668	4,833,631
Reinvestment of distributions	3,437	792
Shares redeemed	(5,970,795)	(4,709,591)
Net increase (decrease)	329,310	124,832
Tax-Exempt Portfolio - Class I Shares sold	33,701,874	30,545,107
Reinvestment of distributions	184,520	83,773
Shares redeemed	(31,510,560)	(28,070,335)
Net increase (decrease)	2,375,834	2,558,545
Tax-Exempt Portfolio - Class II Shares sold	448,200	1,055,617
Reinvestment of distributions	3,150	2,579
Shares redeemed	(516,844)	(1,009,916)
Net increase (decrease)	(65,494)	48,280
Tax-Exempt Portfolio - Class III Shares sold	1,601,161	1,827,148
Reinvestment of distributions	7,769	4,137
Shares redeemed	(1,729,888)	(1,524,034)
Net increase (decrease)	(120,958)	307,251
Tax-Exempt Portfolio - Select Class Shares sold	1,491,826	1,213,766
Reinvestment of distributions	4,830	1,674
Shares redeemed	(1,545,270)	(1,153,694)
Net increase (decrease)	(48,614)	61,746

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments as of March 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of March 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 22, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees 353 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (71)

Year of Election or Appointment: 2007

Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution, 1994-present).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Colchester Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Timothy R. Huyck (42)

Year of Election or Appointment: 2004

Vice President of Treasury Only Portfolio, Treasury Portfolio, and Government Portfolio. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

James K. Miller (43)

Year of Election or Appointment: 2003 or 2004

Vice President of Prime Money Market Portfolio (2004) and Money Market Portfolio (2003). Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an analyst, bond trader, and portfolio manager.

Michael Widrig (43)

Year of Election or Appointment: 2005

Vice President of Tax-Exempt Portfolio. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

During the fiscal year ended March 31, 2007, 100% of Tax-Exempt's income dividends were free from federal income tax.

The fund hereby designates as a capital gain dividend the amount noted below for the taxable year ended March 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Tax-Exempt Portfolio	$ 746,034

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100%
Treasury Portfolio	1.28%
Government Portfolio	5.34%
Prime Money Market Portfolio	0.62%
Money Market Portfolio	0.66%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2007, to March 31, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Treasury Only Portfolio	$ 19,060,866
Treasury Portfolio	$ 122,000,400
Government Portfolio	$ 92,245,599
Prime Money Market Portfolio	$ 170,461,673
Money Market Portfolio	$ 389,804,650

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-ANN-0507 461845.1.0
1.701843.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, March 31, 2007, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Government Portfolio	$36,000	$34,000
Money Market Portfolio	$58,000	$45,000
Prime Money Market Portfolio	$44,000	$39,000
Tax-Exempt Portfolio	$37,000	$32,000
Treasury Only Portfolio	$29,000	$27,000
Treasury Portfolio	$38,000	$36,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,100,000	$5,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Government Portfolio	$4,200	$3,500
Money Market Portfolio	$4,200	$3,500
Prime Money Market Portfolio	$4,200	$3,500
Tax-Exempt Portfolio	$4,200	$3,500
Treasury Only Portfolio	$4,200	$3,500
Treasury Portfolio	$4,200	$3,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$275,000	$160,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2007 and March 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended March 31, 2007 and March 31, 2006, the aggregate fees billed by Deloitte Entities of $890,000A and $360,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$300,000	$185,000
Non-Covered Services	$590,000	$175,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 22, 2007